UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                  Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS



WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
INVESTMENT COMPANIES - 2.45%

BERMUDA - 0.02%
          10,754  CHINA HEARTLAND FUND LIMITED (STOCK FUNDS)+(A)                                                 $          40,865
                                                                                                                 -----------------
SOUTH KOREA - 1.51%
          75,500  ISHARES MSCI SOUTH KOREA INDEX FUND (MUTUAL FUND)                                                      3,378,625
                                                                                                                 -----------------
TAIWAN - 0.92%
         165,300  ISHARES MSCI TAIWAN INDEX FUND (MUTUAL FUND)                                                           2,062,944
                                                                                                                 -----------------

TOTAL INVESTMENT COMPANIES (COST $5,274,577)                                                                             5,482,434
                                                                                                                 -----------------
COMMON STOCKS - 93.42%

AUSTRALIA - 6.44%
       2,420,752  CBH RESOURCES LIMITED (METALS)                                                                           354,931
       1,970,000  KIMBERLEY DIAMOND COMPANY (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                  2,007,448
          71,600  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                                          3,577,191
         239,449  NEWCREST MINING LIMITED (METAL MINING)                                                                 4,265,623
       3,300,000  OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+<<                           4,209,460

                                                                                                                        14,414,653
                                                                                                                 -----------------
CHINA - 2.19%
      11,100,000  ZIJIN MINING GROUP COMPANY LIMITED CLASS H (METAL MINING)                                              4,903,175
                                                                                                                 -----------------
HONG KONG - 7.09%
         250,000  AGILE PROPERTY HOLDINGS LIMITED (REAL ESTATE)+                                                           120,911
       4,722,000  BEIJING CAPITAL LAND (REAL ESTATE DEVELOPMENT)<<                                                       1,385,483
       4,874,000  EGANAGOLDPFEIL (HOLDINGS) LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       1,162,923
       6,356,000  FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 2,459,229
       1,364,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                           2,911,429
      28,166,000  JOYCE BOUTIQUE HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)                                                                                     1,652,838
      12,600,000  KANTONE HOLDINGS LIMITED (COMMUNICATIONS)                                                                804,395
       8,112,000  MINMETALS RESOURCES LIMITED (PRIMARY METAL INDUSTRIES)+                                                1,956,426
      11,468,000  REGAL HOTELS INTERNATIONAL HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
                  PLACES)                                                                                                  813,475
       2,810,000  SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                2,591,231

                                                                                                                        15,858,340
                                                                                                                 -----------------
INDIA - 4.26%
         266,800  APOLLO HOSPITALS ENTERPRISE LIMITED (HEALTH SERVICES)                                                  2,958,251
         160,000  BAJAJ HINDUSTHAN LIMITED (AGRICULTURAL PRODUCTION CROPS)                                               1,110,346
         431,000  BOMBAY DYEING & MANUFACTURING COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                  3,572,429
         144,616  THOMAS COOK (INDIA) LIMITED (TRANSPORTATION SERVICES)                                                  1,887,770

                                                                                                                         9,528,796
                                                                                                                 -----------------
JAPAN - 39.90%
           1,300  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                4,232,840
             660  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                 4,538,602
          61,100  FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       2,020,520
             920  INTELLIGENT WAVE INCORPORATED (BUSINESS SERVICES)                                                      3,736,635
         191,000  J BRIDGE CORPORATION (FINANCIAL SERVICES)+<<                                                           2,795,319
          60,000  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                                           5,357,188
         120,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          3,215,330
          45,000  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             3,281,469
             440  LAND COMPANY LIMITED (REAL ESTATE)                                                                     1,193,878
         220,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                        4,570,314

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
JAPAN (continued)
             300  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                          $       4,070,039
             575  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                          4,563,531
         236,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                  3,738,059
         380,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                              4,153,305
         166,000  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             3,181,074
           2,200  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               3,357,782
         142,500  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   1,976,767
           4,400  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)<<                                       2,977,233
         298,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             4,533,107
         585,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         3,382,965
           2,020  SPARX ASSET MANAGEMENT COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                          5,926,315
          15,000  SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               787,298
          52,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                            1,130,962
          76,300  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    4,794,022
         600,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           3,581,634
          58,000  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                    2,193,412

                                                                                                                        89,289,600
                                                                                                                 -----------------
MALAYSIA - 1.37%
       3,511,300  MAH SING GROUP BERHAD (REAL ESTATE)                                                                    1,365,686
       3,307,000  PANTAI HOLDINGS BERHAD (HEALTH SERVICES)                                                               1,706,218

                                                                                                                         3,071,904
                                                                                                                 -----------------
PHILIPPINES - 2.10%
         626,140  PHILIPPINE STOCK EXCHANGE INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                              1,771,092
         645,755  SM INVESTMENTS CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                        2,922,519

                                                                                                                         4,693,611
                                                                                                                 -----------------
SINGAPORE - 15.41%
       3,623,100  ADVANCED HOLDINGS LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)            1,961,201
       4,320,000  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                              3,377,740
       3,033,000  BOUSTEAD SINGAPORE LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                        1,860,680
         973,000  CAPITALAND LIMITED (REAL ESTATE)                                                                       2,013,124
       4,550,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+<<                                                              3,557,574
         600,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                3,139,566
         290,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   2,877,936
       1,500,000  GOODPACK LIMITED (TRANSPORTATION SERVICES)                                                             1,533,696
         415,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                         2,745,617
       4,170,000  KIM ENG HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 3,385,860
       4,000,000  LMA INTERNATIONAL NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                  & OPTICAL)+<<                                                                                          1,792,319
       3,925,000  MACQUARIE MEAG PRIME REIT (REITS)+<<                                                                   2,242,655
       1,722,000  PEARL ENERGY LIMITED (OIL & GAS EXTRACTION)+                                                           1,522,473
       2,461,000  RAFFLES EDUCATION CORPORATION LIMITED (EDUCATIONAL SERVICES)                                           2,486,681

                                                                                                                        34,497,122
                                                                                                                 -----------------
SOUTH KOREA - 2.15%
         197,400  KENERTEC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      1,728,238
          34,200  MODETOUR NETWORK INCORPORATED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                      903,339
         185,600  YOULCHON CHEMICAL COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                           2,175,753

                                                                                                                         4,807,330
                                                                                                                 -----------------
TAIWAN - 7.37%
       2,168,000  CHINA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 2,202,574
         536,000  INVENTEC APPLIANCES CORPORATION (ELECTRICAL PRODUCTS)                                                  2,979,910
         417,000  KING SLIDE WORKS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              2,502,521

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
TAIWAN (continued)
       1,733,000  LITE-ON IT CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                $       2,270,087
       1,812,000  MERIDA INDUSTRY COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               1,233,704
       2,735,000  WAFER WORKS CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       2,674,470
       3,774,000  YUANTA CORE PACIFIC SECURITIES COMPANY (FINANCIAL SERVICES)                                            2,627,021

                                                                                                                        16,490,287
                                                                                                                 -----------------
THAILAND - 4.48%
         842,000  BANGKOK DUSIT MEDICAL SERVICES PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (HEALTH SERVICES)             488,473
       5,035,000  HANA MICROELECTRONICS PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          3,252,346
       5,921,800  KHON KAEN SUGAR INDUSTRY PUBLIC COMPANY LIMITED(FOREIGN REGISTERED) (AGRICULTURAL PRODUCTION
                  CROPS)+                                                                                                1,154,769
      14,185,000  MINOR INTERNATIONAL PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES,
                  CAMPS & OTHER LODGE PLACES)                                                                            2,230,183
         150,600  SIAM CITY BANK PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (DEPOSITORY INSTITUTIONS)                      89,204
       3,432,400  SIAM CITY BANK PUBLIC COMPANY LIMITED NVDR (DEPOSITORY INSTITUTIONS)                                   2,033,085
       2,530,000  TICON INDUSTRIAL CONNECTION PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (REAL ESTATE)                    770,871

                                                                                                                        10,018,931
                                                                                                                 -----------------
USA - 0.66%
          54,683  SUNTECH POWER HOLDINGS COMPANY (FOOD & KINDRED PRODUCTS)+                                              1,490,112
                                                                                                                 -----------------

TOTAL COMMON STOCKS (COST $177,910,316)                                                                                209,063,861
                                                                                                                 -----------------
RIGHTS - 0.06%
         164,167  KIMBERLEY DIAMOND COMPANY RIGHTS+(A)                                                                     144,421
         945,667  MINOR INTERNATIONAL PUBLIC COMPANY LIMITED (FOREIGN)(A)                                                        0

TOTAL RIGHTS (COST $145,159)                                                                                               144,421
                                                                                                                 -----------------
WARRANTS - 0.03%
       2,284,500  MULTIVISION INTELLIGENT (EXPIRES 4/17/2008)+                                                              54,960

TOTAL WARRANTS (COST $27,495)                                                                                               54,960
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING - 7.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 7.46%

      16,703,993  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      16,703,993
                                                                                                                 -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,703,993)                                                              16,703,993
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS - 4.30%

MUTUAL FUND - 4.30%
       9,613,788  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                          9,613,788
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,613,788)                                                                           9,613,788
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $209,675,328)*                                     107.72%                                                 $     241,063,457

OTHER ASSETS AND LIABILITIES, NET                         (7.72)                                                       (17,278,041)
                                                         ------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                 $     223,785,416
                                                         ------                                                  -----------------

+   NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    ASIA PACIFIC FUND
--------------------------------------------------------------------------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,613,788.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
    OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 98.20%

AUSTRALIA - 1.47%
           42,071  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES) <<              $           508,280
           16,505  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        474,192

                                                                                                                            982,472
                                                                                                                -------------------
BELGIUM - 1.03%
           21,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         689,169
                                                                                                                -------------------
DENMARK - 2.06%
               70  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                  724,214
           18,500  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                651,698

                                                                                                                          1,375,912
                                                                                                                -------------------
FINLAND - 1.54%
           56,100  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,026,134
                                                                                                                -------------------
FRANCE - 10.69%
           61,500  ALCATEL SA (COMMUNICATIONS)+                                                                             762,315
           26,600  AXA SA (INSURANCE CARRIERS)                                                                              858,461
           15,100  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   738,312
           11,225  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  450,637
           10,600  CARREFOUR SA (FOOD STORES)                                                                               496,701
            9,200  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      827,779
               62  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  1,614
           11,550  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        1,011,874
            5,854  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     1,470,656
           16,900  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    529,407

                                                                                                                          7,147,756
                                                                                                                -------------------
GERMANY - 7.74%
            4,600  ALLIANZ AG (INSURANCE CARRIERS)+                                                                         696,750
            7,700  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             337,747
            7,322  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                               629,851
           30,200  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     503,411
            7,500  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              775,954
            6,200  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES) <<                                                           653,273
           22,600  METRO AG (FOOD STORES)                                                                                 1,091,645
            2,670  SAP AG (BUSINESS SERVICES)                                                                               484,139

                                                                                                                          5,172,770
                                                                                                                -------------------
GREECE - 1.44%
           19,680  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                  575,486
           17,490  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                        388,865

                                                                                                                            964,351
                                                                                                                -------------------
HONG KONG - 4.57%
           61,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               625,841
        1,372,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                         681,253
        1,264,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                         472,758
          186,000  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                    358,631
           60,000  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           584,241
           63,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          334,759

                                                                                                                          3,057,483
                                                                                                                -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
    OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
HUNGARY - 0.54%
            5,500  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                       $           360,800
                                                                                                                -------------------
IRELAND - 0.00%
          254,000  CONNEMARA GREEN MARBLE QUARRIES PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                   FUELS)+(A)                                                                                                     0
                                                                                                                -------------------
ITALY - 4.43%
           48,900  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      1,356,420
           30,500  MEDIASET SPA (COMMUNICATIONS)                                                                            323,174
          186,200  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      1,282,967
                                                                                                                          2,962,561
                                                                                                                -------------------
JAPAN - 24.53%
           73,800  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            1,877,305
           62,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                 634,536
           60,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         724,976
           27,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            723,449
            2,000  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               568,957
               56  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        963,921
           53,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                           648,484
           10,800  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               692,313
           56,000  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                         886,997
          104,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            806,885
           69,300  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             1,328,003
              430  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 656,294
           31,000  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               714,970
           15,500  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               810,913
           37,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING) <<                     403,146
           53,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               806,224
           21,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          637,470
          172,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           994,650
          149,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     1,522,406

                                                                                                                         16,401,899
                                                                                                                -------------------
NETHERLANDS - 4.29%
           28,500  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       570,223
           23,800  ING GROEP NV (FINANCIAL SERVICES)                                                                        825,577
           13,100  ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                              805,519
           33,100  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             669,312

                                                                                                                          2,870,631
                                                                                                                -------------------
NORWAY - 1.32%
           38,400  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    881,869
                                                                                                                -------------------
RUSSIA - 1.67%
           10,000  LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)                                                                590,000
           15,100  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                  528,500

                                                                                                                          1,118,500
                                                                                                                -------------------
SOUTH KOREA - 1.25%
            1,720  SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   835,455
                                                                                                                -------------------
SPAIN - 1.83%
           36,400  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             649,854

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
    OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
SPAIN (continued)
           29,258  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   $           571,879

                                                                                                                          1,221,733
                                                                                                                -------------------
SWEDEN - 0.92%
            5,852  ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    92,076
           31,457  SECURITAS AB (BUSINESS SERVICES)                                                                         522,667

                                                                                                                            614,743
                                                                                                                -------------------
SWITZERLAND - 7.71%
            1,420  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      424,687
           11,600  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                609,551
           18,020  NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                            945,689
           10,100  ROCHE HOLDING AG (HEALTH SERVICES)                                                                     1,516,479
            8,450  UBS AG (FINANCIAL SERVICES)                                                                              804,456
            4,000  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        852,327

                                                                                                                          5,153,189
                                                                                                                -------------------

THAILAND - 0.96%
          247,800  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                640,263
                                                                                                                -------------------
UNITED KINGDOM - 18.21%
           11,333  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            551,607
           58,500  AVIVA PLC (INSURANCE CARRIERS)                                                                           709,573
           86,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  564,845
           65,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   683,292
           47,000  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      697,847
           28,800  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        727,891
           19,000  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                    959,120
           86,600  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            1,390,117
          510,400  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         1,071,328
           65,804  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                               483,994
        2,197,853  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                         3,876
           44,400  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                1,352,862
           72,500  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       606,838
           33,000  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         735,251
          757,100  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    1,634,741

                                                                                                                         12,173,182
                                                                                                                -------------------
TOTAL COMMON STOCKS (COST $59,868,424)                                                                                   65,650,872
                                                                                                                -------------------

COLLATERAL FOR SECURITIES LENDING - 2.19%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.19%

        1,466,350  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       1,466,350
                                                                                                                -------------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,466,350)                                                                 1,466,350
                                                                                                                -------------------
SHORT-TERM INVESTMENTS - 0.81%

MUTUAL FUND - 0.81%
          538,872  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              538,872
                                                                                                                -------------------
TOTAL SHORT-TERM INVESTMENTS (COST $538,872)                                                                                538,872
                                                                                                                -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
    OVERSEAS FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $61,873,646)*                                      101.20%                                                $        67,656,094

OTHER ASSETS AND LIABILITIES, NET                         (1.20)                                                           (801,248)
                                                         ------                                                 -------------------

TOTAL NET ASSETS                                         100.00%                                                $        66,854,846
                                                         ------                                                 -------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $538,872.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 93.63%

AUSTRALIA - 3.16%
             513  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       $             7,672
           1,983  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                            23,957
             700  RIO TINTO LIMITED (METAL MINING)<<                                                                        35,409
           2,500  WESTFIELD GROUP (PROPERTIES)                                                                              33,283
             902  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         25,915

                                                                                                                           126,236
                                                                                                               -------------------
BELGIUM - 0.93%
           1,170  FORTIS (DEPOSITORY INSTITUTIONS)                                                                          37,330
                                                                                                               -------------------
DENMARK - 2.04%
               4  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                   41,384
           1,140  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                 40,158

                                                                                                                            81,542
                                                                                                               -------------------
FINLAND - 1.25%
           2,730  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               49,935
                                                                                                               -------------------
FRANCE - 10.12%
           3,800  ALCATEL SA (COMMUNICATIONS)                                                                               47,102
           1,650  AXA SA (INSURANCE CARRIERS)                                                                               53,250
             800  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    39,116
             906  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    36,372
             600  CARREFOUR SA (FOOD STORES)                                                                                28,115
             350  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       31,492
             620  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           54,317
             130  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        32,659
             397  TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                       50,181
           1,000  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     31,326

                                                                                                                           403,930
                                                                                                               -------------------
GERMANY - 7.19%
             300  ALLIANZ AG (INSURANCE CARRIERS)+                                                                          45,440
             600  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              26,318
             500  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                43,011
           1,200  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                      20,003
             300  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               31,038
             325  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)<<                                                             34,244
           1,200  METRO AG (FOOD STORES)                                                                                    57,964
             160  SAP AG (BUSINESS SERVICES)                                                                                29,012

                                                                                                                           287,030
                                                                                                               -------------------
GREECE - 1.47%
           1,201  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                   35,120
           1,066  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                         23,701

                                                                                                                            58,821
                                                                                                               -------------------
HONG KONG - 3.80%
           2,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                20,519
           5,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         23,666
          40,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                          19,862
          62,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                          23,189
          10,000  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                     19,281
           3,000  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            29,212

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
HONG KONG (CONTINUED)
           3,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                              $            15,941

                                                                                                                           151,670
                                                                                                               -------------------
HUNGARY - 0.66%
             400  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                                    26,240
                                                                                                               -------------------
ITALY - 4.08%
           2,500  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         69,347
           1,600  MEDIASET SPA (COMMUNICATIONS)                                                                             16,953
          11,100  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                         76,482

                                                                                                                           162,782
                                                                                                               -------------------
JAPAN - 23.57%
           3,800  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               96,663
           4,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  40,938
           5,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          60,415
           1,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             26,794
             100  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                                28,448
               4  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                         68,852
           4,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                            48,942
             600  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                38,462
           3,500  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                     55,437
           8,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             62,068
           4,100  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                78,569
              25  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                  38,157
           2,000  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                                46,127
           1,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                                52,317
           1,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                         10,896
           3,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                                45,635
             100  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            3,036
          10,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            57,828
           8,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                        81,740

                                                                                                                           941,324
                                                                                                               -------------------
NETHERLANDS - 4.01%
           2,210  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        44,217
           1,525  ING GROEP NV (FINANCIAL SERVICES)                                                                         52,899
             400  ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                               24,596
           1,900  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              38,420

                                                                                                                           160,132
                                                                                                               -------------------
NORWAY - 1.09%
           1,900  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                    43,634
                                                                                                               -------------------
RUSSIA - 1.53%
             600  LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)                                                                 35,400
             730  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                   25,550

                                                                                                                            60,950
                                                                                                               -------------------
SINGAPORE - 0.44%
           2,000  GREAT EASTERN HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                       17,683
                                                                                                               -------------------
SPAIN - 1.83%
           2,260  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                              40,348
           1,203  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                23,514

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
SPAIN (CONTINUED)
             208  TELEFONICA SA ADR (COMMUNICATIONS)                                                           $             9,364

                                                                                                                            73,226
                                                                                                               -------------------
SWEDEN - 1.08%
             314  ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     4,941
           2,300  SECURITAS AB (BUSINESS SERVICES)                                                                          38,215

                                                                                                                            43,156
                                                                                                               -------------------
SWITZERLAND - 7.26%
              75  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       22,431
           1,600  NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                             83,968
             556  ROCHE HOLDING AG (HEALTH SERVICES)                                                                        83,481
             490  UBS AG (FINANCIAL SERVICES)                                                                               46,649
             250  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                         53,270

                                                                                                                           289,799
                                                                                                               -------------------
THAILAND - 0.91%
          14,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                 36,173
                                                                                                               -------------------
UNITED KINGDOM - 17.21%
             806  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                             39,230
           3,068  AVIVA PLC (INSURANCE CARRIERS)                                                                            37,213
           8,816  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                   57,903
           3,600  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    37,844
           2,860  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       42,465
           4,867  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                           20,306
           2,269  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         57,347
             960  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                     48,461
           3,900  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               62,603
          11,100  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                            23,299
           6,077  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                44,697
         202,971  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                           358
           1,850  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                   56,369
           3,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                        25,110
           1,670  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                          37,208
          44,831  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       96,800

                                                                                                                           687,213
                                                                                                               -------------------

TOTAL COMMON STOCKS (COST $3,386,449)                                                                                    3,738,806
                                                                                                               -------------------
INVESTMENT COMPANIES - 1.19%
             800  ISHARES MSCI EAFE INDEX FUND                                                                              47,568

TOTAL INVESTMENT COMPANIES (COST $45,627)                                                                                   47,568
                                                                                                               -------------------
PREFERRED STOCKS - 1.10%
              90  SAMSUNG ELECTRONICS COMPANY LIMITED PREFERRED                                                             43,716

TOTAL PREFERRED STOCKS (COST $33,391)                                                                                       43,716
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COLLATERAL FOR SECURITIES LENDING - 1.95%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.95%
          78,019  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                             $            78,019
                                                                                                               -------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $78,019)                                                                      78,019
                                                                                                               -------------------

SHORT-TERM INVESTMENTS - 5.61%

MUTUAL FUND - 5.61%
         224,198  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              224,198
                                                                                                               -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $224,198)                                                                               224,198
                                                                                                               -------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,767,684)*                                       103.48%                                               $         4,132,307

OTHER ASSETS AND LIABILITIES, NET                         (3.48)                                                          (139,059)
                                                       --------                                                -------------------

TOTAL NET ASSETS                                         100.00%                                               $         3,993,248
                                                       --------                                                -------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $224,198.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 90.69%

         185,200  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                                   $        8,156,308
         129,700  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                             9,243,719
         151,287  TELE NORTE LESTE PARTICIPACOES SA ADR (COMMUNICATIONS)                                                 2,711,063

                                                                                                                        20,111,090
                                                                                                                ------------------
HONG KONG - 12.99%
      17,544,259  BANK OF COMMUNICATIONS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+++<<                                                                               7,976,052
      16,194,500  CHINA OVERSEAS LAND & INVESTMENT LIMITED (REAL ESTATE)                                                 6,944,692
      12,778,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       6,344,793
       1,492,000  DATANG INTERNATIONAL POWER GENERATION COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)<<            1,096,825
       2,647,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                       4,318,553
       6,704,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                      5,490,369

                                                                                                                        32,171,284

                                                                                                                ------------------
HUNGARY - 2.37%
          62,600  MOL MAGYAR OLAJ-ES GAZIPARI RT (OIL & GAS EXTRACTION)                                                  5,856,288
                                                                                                                ------------------
INDIA - 1.99%
         111,050  BAJAJ AUTO LIMITED (AUTOMOTIVE REPAIR, SERVICES & PARKING)                                             4,938,078
                                                                                                                ------------------
LUXEMBOURG - 2.95%
          63,800  TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                7,305,100
                                                                                                                ------------------
MEXICO - 6.42%
          65,900  CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                3,909,847
       1,278,616  GRUPO MEXICO SA SERIES B (METAL MINING)                                                                2,982,335
         997,800  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                        3,613,007
          67,100  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                 5,401,550

                                                                                                                        15,906,739
                                                                                                                ------------------
RUSSIA - 11.11%
          53,300  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                     3,890,900
         314,600  LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)                                                             18,718,700
         140,500  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                4,917,500

                                                                                                                        27,527,100
                                                                                                                ------------------
SOUTH AFRICA - 10.99%
         154,390  GOLD FIELDS LIMITED (METAL MINING)<<                                                                   2,727,902
          45,280  IMPALA PLATINUM HOLDINGS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)            6,669,452
         236,400  KUMBA RESOURCES LIMITED (PRIMARY METAL INDUSTRIES)                                                     3,810,794
         166,700  SASOL LIMITED (COAL MINING)                                                                            5,967,215
         417,200  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                  4,998,488
         804,100  TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                           3,049,925

                                                                                                                        27,223,776
                                                                                                                ------------------
SOUTH KOREA - 18.67%
          83,340  HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               8,021,944
          74,980  LG ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    6,623,845
          30,960  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                            20,183,647
         281,190  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                          11,418,954

                                                                                                                        46,248,390
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
TAIWAN - 15.08%
       2,395,100  ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                           $        7,369,202
       2,713,000  AU OPTRONICS CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                           4,049,686
       2,262,100  CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                         4,100,192
       1,787,067  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                             9,799,158
       6,324,089  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                   12,040,746

                                                                                                                        37,358,984
                                                                                                                ------------------

TOTAL COMMON STOCKS (COST $176,730,284)                                                                                224,646,829
                                                                                                                ------------------

RIGHTS - 2.27%
         172,130  OTP BANK RIGHTS                                                                                        5,623,511

TOTAL RIGHTS (COST $6,201,135)                                                                                           5,623,511
                                                                                                                ------------------
PREFERRED STOCKS - 5.96%
         305,336  BANCO BRADESCO SA PREFERRED                                                                            8,840,289
         165,200  COMPANHIA VALE DO RIO DOCE PREFERREDA                                                                  5,916,905

TOTAL PREFERRED STOCKS (COST $13,057,586)                                                                               14,757,194
                                                                                                                ------------------
COLLATERAL FOR SECURITIES LENDING - 4.41%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.41%

      10,926,612  BANK OF NEW YORK INSTITUTIONAL CASH RESERVED FUND                                                     10,926,612
                                                                                                                ------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,926,612)                                                              10,926,612
                                                                                                                ------------------

SHORT-TERM INVESTMENTS - 1.20%

MUTUAL FUND - 1.20%
       2,975,824  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            2,975,824
                                                                                                                ------------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,975,824)                                                                           2,975,824
                                                                                                                ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $209,891,441)*                                     104.53%                                                $      258,929,970

OTHER ASSETS AND LIABILITIES, NET                         (4.53)                                                       (11,229,569)
                                                        -------                                                 ------------------

TOTAL NET ASSETS                                         100.00%                                                $      247,700,401
                                                        -------                                                 ------------------

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,975,824.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

 SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 90.57%

ARGENTINA - 0.51%
          31,700  TELECOM ARGENTINA SA ADR (COMMUNICATIONS)+                                                    $           408,613
                                                                                                                -------------------

BRAZIL - 8.01%
          23,989  COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR ADR (FOOD STORES)                                789,238
           9,117  COSAN SA INDUSTRIA E COMERCIO (FOOD & KINDRED PRODUCTS)+                                                  265,638
          23,040  CYRELA BRAZIL REALTY (REAL ESTATE)                                                                        315,306
          22,600  ENERGIAS DO BRAZIL SA (ELECTRIC DISTRIBUTION, TRANSMISSION)+                                              264,728
          12,990  LOJAS RENNER SA (APPAREL & ACCESSORY STORES)+                                                             416,593
          11,100  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                                               488,850
          38,036  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                              2,710,826
          10,700  PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                                                        688,759
          24,316  TELE NORTE LESTE PARTICIPACOES SA ADR (COMMUNICATIONS)                                                    435,743
           8,901  UNIVERSO ONLINE SA (PERSONAL SERVICES)+                                                                    74,990

                                                                                                                          6,450,671
                                                                                                                -------------------

CHILE - 1.97%
           8,950  BANCO SANTANDER CHILE SA (DEPOSITORY INSTITUTIONS)                                                        399,170
         176,100  CENCOSUD SA (GENERAL MERCHANDISE STORES)                                                                  347,543
          64,000  ENERSIS SA ADR (ELECTRIC, GAS & SANITARY SERVICES)+                                                       703,360
           8,137  INVERSIONES AGUAS METROPOLITANAS SA ADR (PIPELINES, EXCEPT NATURAL GAS)+++                                136,663

                                                                                                                          1,586,736
                                                                                                                -------------------

CHINA - 0.47%
       1,040,400  CHINA TELECOM CORPORATION LIMITED (COMMUNICATIONS)                                                        382,419
                                                                                                                -------------------

COLOMBIA - 0.30%
           8,400  BANCOLOMBIA SA ADR (DEPOSITORY INSTITUTIONS)                                                              242,172
                                                                                                                -------------------

CZECH REPUBLIC - 0.59%
          15,790  CEZ AS (ELECTRIC, GAS & SANITARY SERVICES)                                                                473,160
                                                                                                                -------------------

EGYPT - 0.30%
           6,400  ORASCOM CONSTRUCTION INDUSTRIES (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                  243,866
                                                                                                                -------------------

HONG KONG - 11.40%
       1,648,372  BANK OF COMMUNICATIONS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+++<<                                                                                  749,390
         550,000  CHINA LIFE INSURANCE COMPANY LIMITED (MEMBERSHIP ORGANIZATIONS)+                                          485,900
         101,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         480,425
       4,400,000  CHINA OVERSEAS LAND & INVESTMENT LIMITED (REAL ESTATE)                                                  1,886,853
       2,988,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                        1,483,662
         374,000  CHINA UNICOM LIMITED (BUSINESS SERVICES)                                                                  303,883
       1,353,000  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   916,117
         176,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                        322,326
         492,000  DATANG INTERNATIONAL POWER GENERATION COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)<<               361,688
         177,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+<<                        288,774
          45,600  GUANGZHOU R&F PROPERTIES COMPANY LIMITED (REAL ESTATE)+                                                   158,790
       2,130,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       1,744,404

                                                                                                                          9,182,212
                                                                                                                -------------------

HUNGARY - 0.93%
           8,001  MOL MAGYAR OLAJ-ES GAZIPARI RT (OIL & GAS EXTRACTION)                                                     748,501
                                                                                                                -------------------

INDIA - 3.87%
          33,480  ASSOCIATED CEMENT COMPANIES LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                              397,489
          15,450  BAJAJ AUTO LIMITED (AUTOMOTIVE REPAIR, SERVICES & PARKING)                                                687,018

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
INDIA (CONTINUED)
          77,190  BHARTI TELEVENTURES LIMITED (COMMUNICATIONS)+                                                 $           593,056
          28,400  HDFC BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               447,350
          83,000  WIPRO LIMITED (APPLICATIONS SOFTWARE)                                                                     991,850

                                                                                                                          3,116,763
                                                                                                                -------------------

INDONESIA - 1.82%
       1,058,600  INDOCEMENT TUNGGAL (STONE, CLAY, GLASS & CONCRETE PRODUCTS)+                                              382,302
       1,177,500  PT BANK CENTRAL ASIA (MEMBERSHIP ORGANIZATIONS)                                                           407,274
       1,129,500  PT TELEKOMUNIKASI INDONESIA (TOBACCO PRODUCTS)                                                            677,930

                                                                                                                          1,467,506
                                                                                                                -------------------

ISRAEL - 1.55%
          60,140  BANK HAPOALIM LIMITED (FINANCIAL SERVICES)                                                                279,156
          11,520  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (CHEMICALS & ALLIED PRODUCTS)                                  495,475
          82,260  UNITED MIZRAHI BANK LIMITED (DEPOSITORY INSTITUTIONS) +                                                   473,629

                                                                                                                          1,248,260
                                                                                                                -------------------

LUXEMBOURG - 0.76%
           5,330  TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   610,285
                                                                                                                -------------------

MALAYSIA - 2.72%
         728,800  BUMIPUTRA-COMMERCE HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)                                            1,099,129
         318,671  PUBLIC BANK BERHAD (DEPOSITORY INSTITUTIONS)                                                              539,620
         219,400  TELEKOM MALAYSIA BERHAD (COMMUNICATIONS)                                                                  554,378

                                                                                                                          2,193,127
                                                                                                                -------------------

MEXICO - 5.19%
          19,100  AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)                                                      558,866
          15,350  CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   910,716
         305,931  GRUPO MEXICO SA SERIES B (METAL MINING)                                                                   713,575
         118,000  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                           427,275
          13,459  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                  1,083,449
         107,400  ORGANIZACION SORIANA SA CLASS B (MISCELLANEOUS RETAIL)                                                    486,368

                                                                                                                          4,180,249
                                                                                                                -------------------

PERU - 0.44%
          12,500  CIA DE MINAS BUENAVENTURA ADR (PRIMARY METAL INDUSTRIES)                                                  353,750
                                                                                                                -------------------

PHILIPPINES - 1.57%
       2,755,700  AYALA LAND INCORPORATED (FINANCIAL SERVICES)                                                              514,453
       1,892,000  MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                                            221,203
           7,800  PHILIPPINE LONG DISTANCE TELEPHONE (MEMBERSHIP ORGANIZATIONS)                                             269,904
          56,700  SM INVESTMENTS CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                           256,609

                                                                                                                          1,262,169
                                                                                                                -------------------

POLAND - 0.87%
          38,400  PKO BANK POLSKI SA (DEPOSITORY INSTITUTIONS)                                                              342,820
          50,100  TELEKOMUNIKACJA POLSKA SA (COMMUNICATIONS)                                                                360,903

                                                                                                                            703,723
                                                                                                                -------------------

RUSSIA - 7.68%
           9,080  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                        662,840
           4,700  JSC MMC NORILSK NICKEL ADR (PRIMARY METAL INDUSTRIES)                                                     441,847
           6,111  KALINA (APPAREL & ACCESSORY STORES)+(A)                                                                   227,635

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
RUSSIA (CONTINUED)
          50,900  LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)                                                     $         3,028,550
          37,800  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                 1,323,000
          34,700  PYATEROCHKA HOLDINGS GDR (FOOD & KINDRED PRODUCTS)+                                                       501,415

                                                                                                                          6,185,287
                                                                                                                -------------------

SOUTH AFRICA - 8.41%
          46,810  ASPEN PHARMACARE HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                    247,089
         121,300  AVENG LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                           344,873
          24,690  GOLD FIELDS LIMITED (METAL MINING)<<                                                                      436,245
          12,540  IMPALA PLATINUM HOLDINGS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)             1,847,061
          25,832  KUMBA RESOURCES LIMITED (PRIMARY METAL INDUSTRIES)                                                        416,415
          94,950  MURRAY & ROBERTS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                    294,116
          28,500  SASOL LIMITED (COAL MINING)<<                                                                           1,020,190
         107,000  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,281,971
          26,400  TELKOM SOUTH AFRICA LIMITED (COMMUNICATIONS)                                                              562,213
          85,000  TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                              322,402

                                                                                                                          6,772,575
                                                                                                                -------------------

SOUTH KOREA - 14.47%
          18,250  DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED (HEAVY CONSTRUCTION OTHER THAN
                  BUILDING CONSTRUCTION CONTRACTS)                                                                          497,391
          16,260  HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                1,565,116
           9,090  KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                      339,914
          17,530  LG ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     1,548,626
           3,190  POSCO (PRIMARY METAL INDUSTRIES)                                                                          637,464
           8,198  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              5,344,494
          28,290  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                            1,148,840
           1,310  SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                    574,101

                                                                                                                         11,655,946
                                                                                                                -------------------

TAIWAN - 13.97%
         143,700  ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                                361,149
         617,984  ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     1,901,401
         710,780  AU OPTRONICS CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                            1,060,979
         771,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                          1,397,484
               0  FORMOSA PLASTICS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      1
         554,166  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                              3,038,699
         163,626  QUANTA COMPUTER INCORPORATED (APPAREL & ACCESSORY STORES)                                                 229,789
       1,363,650  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                     2,596,320
       1,171,300  UNITED MICROELECTRONICS CORPORATION (SEMICONDUCTORS)                                                      663,677

                                                                                                                         11,249,499
                                                                                                                -------------------

THAILAND - 2.20%
         119,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                 307,471
         151,300  KASIKORNBANK PUBLIC COMPANY LIMITED (FOREIGN) (DEPOSITORY INSTITUTIONS)                                   276,600
          54,300  PTT EXPLORATION & PRODUCTION PUBLIC COMPANY LIMITED (OIL & GAS EXTRACTION)                                624,731
          87,200  SIAM CEMENT PUBLIC COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                                             561,141

                                                                                                                          1,769,943
                                                                                                                -------------------

TURKEY - 0.56%
          97,430  YAPI VE KREDI BANKASI AS (INSURANCE CARRIERS)+                                                            454,505
                                                                                                                -------------------

TOTAL COMMON STOCKS (COST $55,889,064)                                                                                   72,941,937
                                                                                                                -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
RIGHTS - 2.33%
          57,470  OTP BANK RIGHTS                                                                               $         1,877,553

TOTAL RIGHTS (COST $1,705,440)                                                                                            1,877,553
                                                                                                                -------------------

PREFERRED STOCKS - 5.26%
          56,600  BANCO BRADESCO SA PREFERRED                                                                             1,638,720
          57,000  COMPANHIA VALE DO RIO DOCE PREFERREDA                                                                   2,041,547
      10,772,600  LOJAS AMERICANAS SA PREFERRED                                                                             329,356
          79,900  SADIA SA PREFERRED+                                                                                       225,523

TOTAL PREFERRED STOCKS (COST $3,082,980)                                                                                  4,235,146
                                                                                                                -------------------

COLLATERAL FOR SECURITIES LENDING - 1.93%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.93%
       1,556,372  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                        1,556,372
                                                                                                                -------------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,556,372)
                                                                                                                          1,556,372
                                                                                                                -------------------
SHORT-TERM INVESTMENTS - 1.82%

MUTUAL FUND - 1.82%
       1,463,677  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             1,463,677
                                                                                                                -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,463,677)                                                                            1,463,677
                                                                                                                -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $63,697,533)*                                      101.91%                                                $        82,074,685

OTHER ASSETS AND LIABILITIES, NET                         (1.91)                                                         (1,535,448)
                                                         -------                                                -------------------

TOTAL NET ASSETS                                         100.00%                                                $        80,539,237
                                                         -------                                                -------------------

+   NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,463,677.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 96.13%

AUSTRALIA - 2.38%
          230,000  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             $         1,175,233
          264,000  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 1,567,661
           44,000  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                               1,378,961
          499,700  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           1,274,829
           38,200  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                907,343
          222,900  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                              547,417
           30,189  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   451,484
          136,379  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                         1,647,661
          345,600  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                 1,023,572
          158,200  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                  1,420,711
          584,000  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<                                                         1,682,552
          143,000  WESTFIELD GROUP (PROPERTIES)                                                                           1,903,773
           52,561  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                      1,510,087

                                                                                                                         16,491,284
                                                                                                                -------------------
AUSTRIA - 0.16%
              500  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   50,404
           17,754  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                     1,047,790

                                                                                                                          1,098,194
                                                                                                                -------------------
BELGIUM - 2.16%
           10,400  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                       239,847
          208,553  FORTIS (DEPOSITORY INSTITUTIONS)                                                                       6,639,268
          150,400  FORTIS (DEPOSITORY INSTITUTIONS)                                                                       4,798,655
           75,676  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                     3,294,312

                                                                                                                         14,972,082
                                                                                                                -------------------
BRAZIL - 0.13%
          238,790  TELESP CELULAR PARTICIPACOES SA ADR (COMMUNICATIONS)                                                     902,626
                                                                                                                -------------------
CANADA - 0.58%
           88,700  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                              4,010,557
                                                                                                                -------------------
CHINA - 0.17%
        2,517,800  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)+++                                                  876,756
          134,000  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                   WAREHOUSING)                                                                                             291,205

                                                                                                                          1,167,961
                                                                                                                -------------------
DENMARK - 1.09%
              175  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                1,810,536
          109,100  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                              3,843,256
           33,700  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)<<                                                          697,850
           14,700  TDS A/S (COMMUNICATIONS)                                                                                 880,554
           17,500  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)+                                                                                      287,409

                                                                                                                          7,519,605
                                                                                                                -------------------
FINLAND - 1.22%
           22,400  ELCOTEQ NETWORK (COMMUNICATIONS)                                                                         534,362
           62,400  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         1,170,180
           89,800  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                               1,433,109
          177,900  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            3,253,998
           55,900  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                             1,359,993

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
FINLAND (CONTINUED)
           41,400  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               $           721,475

                                                                                                                          8,473,117
                                                                                                                -------------------
FRANCE - 8.84%
           17,223  ACCOR SA (METAL MINING)                                                                                  947,329
          197,800  ALCATEL SA (COMMUNICATIONS)+                                                                           2,451,805
           10,500  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                    1,040,465
          174,872  AXA SA (INSURANCE CARRIERS)                                                                            5,643,637
           48,500  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)<<                                                             3,924,580
           49,300  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 2,410,515
           48,978  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                1,966,264
          109,748  CARREFOUR SA (FOOD STORES)                                                                             5,142,631
           10,000  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                     788,474
           41,900  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                   2,492,660
            9,500  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)               534,007
           43,946  JC DECAUX SA (BUSINESS SERVICES)+                                                                      1,024,940
           17,200  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,547,587
           28,403  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                2,523,643
           77,916  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              2,028,452
           16,900  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              974,381
           23,875  PPR SA (APPAREL & ACCESSORY STORES)                                                                    2,689,460
           14,600  RALLYE SA (GENERAL MERCHANDISE STORES)                                                                   627,267
           24,100  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                  1,965,845
           52,137  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                  1,246,839
           39,281  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        3,441,337
           25,000  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             3,075,165
           28,700  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                   7,210,082
           26,899  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                    1,000,269
          143,700  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                  4,501,524

                                                                                                                         61,199,158
                                                                                                                -------------------
GERMANY - 7.29%
           40,471  ALLIANZ AG (INSURANCE CARRIERS)                                                                        6,130,039
           47,400  BASF AG (CHEMICALS & ALLIED PRODUCTS) +                                                                3,631,305
           22,200  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             973,765
           23,200  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                             1,995,705
          105,300  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                               3,243,759
           27,800  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                          1,419,835
           98,733  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             2,393,896
          102,200  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                   1,703,595
           54,406  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            5,628,873
            9,200  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                               1,248,748
           16,500  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)<<                                                          1,738,549
           18,655  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                713,805
           36,700  IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                                1,086,223
           30,100  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        1,606,436
           73,400  METRO AG (FOOD STORES)                                                                                 3,545,432
          134,374  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)<<+                                                            2,601,033
           17,768  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             1,315,766
           16,041  SAP AG (BUSINESS SERVICES)                                                                             2,908,638
           35,423  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         3,036,245
          108,300  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             2,259,162
           61,600  TUI AG (TRANSPORTATION BY AIR)<<                                                                       1,261,652

                                                                                                                         50,442,461
                                                                                                                -------------------
GREECE - 0.55%
           71,949  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                2,103,946
           60,392  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                      1,342,728

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
GREECE (CONTINUED)
           17,700  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                              $           386,828

                                                                                                                          3,833,502
                                                                                                                -------------------
HONG KONG - 3.42%
          231,300  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                             2,373,065
        1,619,900  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      7,667,399
        3,822,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       1,897,777
          421,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                           1,164,671
        1,726,800  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                1,169,217
        2,745,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                       1,026,678
          460,000  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                    886,937
          519,500  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                              1,021,761
          275,220  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                             933,533
          709,900  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                             828,590
          400,000  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                         3,894,940
          146,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          775,789

                                                                                                                         23,640,357
                                                                                                                -------------------
HUNGARY - 0.20%
           21,046  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                                 1,380,618
                                                                                                                -------------------
INDIA - 0.13%
           40,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                                864,000
                                                                                                                -------------------
IRELAND - 0.24%
           82,800  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,691,936
                                                                                                                -------------------
ITALY - 4.51%
           83,098  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                        2,904,156
          143,000  BANCA POPOLARE DI LODI (DEPOSITORY INSTITUTIONS)                                                       1,268,880
           66,300  BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                                                   1,453,675
           97,000  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)           1,104,739
          346,487  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      9,611,079
          329,600  IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                          1,407,688
          105,200  MEDIASET SPA (COMMUNICATIONS)                                                                          1,114,684
          251,312  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                      4,123,722
        1,197,940  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      8,242,817

                                                                                                                         31,231,440
                                                                                                                -------------------
JAPAN - 22.44%
            9,000  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                578,454
          221,400  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            5,631,916
          186,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                               1,903,608
           34,300  ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               459,524
           34,000  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      473,668
          127,300  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)<<                                                    1,553,268
           18,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    121,796
           86,800  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               1,806,877
           82,100  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                  1,761,250
          225,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)<<                                                     1,125,620
          168,200  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   8,400,373
           87,800  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,693,687
          342,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                      1,510,849
           51,100  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       1,018,230

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
JAPAN (CONTINUED)

           73,000  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       $         1,485,564
           79,000  HOKUETSU PAPER MILLS LIMITED (PAPER & ALLIED PRODUCTS)                                                   408,615
           80,100  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 4,570,933
              130  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                          1,895,960
            3,450  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                           2,752,745
          226,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       2,730,742
           44,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           954,373
           89,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          2,384,703
           14,500  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             4,124,942
           16,000  KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      189,935
          102,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                      746,394
          325,400  MARUBENI CORPORATION (BUSINESS SERVICES)                                                               1,746,540
              207  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                      3,563,064
          227,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                          1,430,118
          157,900  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             3,494,459
           89,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                        1,848,900
           57,600  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             253,970
               33  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    447,704
           93,400  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               1,199,822
           72,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           1,462,161
          172,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                         2,104,515
              761  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                          6,039,734
           36,200  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             2,320,533
           40,800  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     596,424
           58,000  NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            830,152
          192,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                  3,041,133
          698,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          5,415,441
              700  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              3,181,414
          145,200  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          1,471,268
          227,800  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             4,365,354
          144,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                   984,135
               51  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               253,843
            1,772  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               2,704,541
          123,600  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             2,850,655
           23,300  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                5,936,872
           19,400  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           1,291,305
          133,000  RENGO COMPANY LIMITED (PAPER & ALLIED PRODUCTS)<<                                                        805,206
           43,200  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                    1,146,530
           36,800  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    1,017,238
            7,700  SANYO SHINPAN FINANCE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                               552,355
           68,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             3,557,553
          167,000  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     5,593,335
           95,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)<<                    1,035,104
          176,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             2,677,271
           53,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        1,608,852
          527,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         3,047,560
           60,400  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)<<                                                           721,102
           14,100  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               2,014,542
            1,300  SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                68,233
          154,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                      1,271,853
          791,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     8,082,037
           12,000  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                815,025
          155,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,506,169
          289,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                     1,159,088
          227,000  TOKAI TOKYO SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                            1,356,976
           34,200  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            830,822
          209,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                    1,128,868
          119,500  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    6,201,213

                                                                                                                        155,315,015
                                                                                                                -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
LUXEMBOURG - 0.48%
           13,796  RTI GROUP (COMMUNICATIONS)                                                                   $         1,110,644
          187,900  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                   2,185,434

                                                                                                                          3,296,078
                                                                                                                 -------------------
MEXICO - 1.05%
           54,600  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                 4,395,300
          514,800  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                2,856,638

                                                                                                                          7,251,938
                                                                                                                -------------------
NETHERLANDS - 3.93%
           64,600  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                         1,689,434
          216,298  AEGON NV (INSURANCE CARRIERS)                                                                          3,521,017
           21,600  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                            1,001,148
          350,790  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     7,018,541
           38,900  ASML HOLDING NV- NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING &
                   RELATED)+                                                                                                781,112
          261,356  ING GROEP NV (FINANCIAL SERVICES)                                                                      9,065,944
           21,500  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                  1,472,498
          132,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           2,673,205

                                                                                                                         27,222,899
                                                                                                                -------------------
NORWAY - 0.61%
              400  AKER ASA (MISCELLANEOUS RETAIL)+                                                                          11,734
           13,400  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                 1,375,876
          123,600  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  2,838,517

                                                                                                                          4,226,127
                                                                                                                -------------------
PORTUGAL - 0.56%
        1,102,324  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                 3,040,732
          262,200  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      807,084

                                                                                                                          3,847,816
                                                                                                                -------------------
RUSSIA - 1.61%
           54,957  AFK SISTEMA GDR (BUSINESS SERVICES)                                                                    1,291,490
          141,800  LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)                                                              8,437,100
           39,800  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                1,393,000

                                                                                                                         11,121,590
                                                                                                                -------------------
SINGAPORE - 1.40%
          342,500  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                         2,265,961
          433,101  MOBILONE LIMITED (COMMUNICATIONS)                                                                        552,235
          398,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                      804,306
          439,400  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   3,277,034
        1,066,500  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                  1,674,174
          129,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 1,132,770

                                                                                                                          9,706,480
                                                                                                                -------------------
SOUTH KOREA - 1.48%
           55,459  HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                            2,534,709
           69,540  KOOKMIN BANK (FINANCIAL SERVICES)+                                                                     5,262,710
            1,200  KOOKMIN BANK ADR (DEPOSITORY INSTITUTIONS)                                                                89,652
           57,900  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                           2,351,283

                                                                                                                         10,238,354
                                                                                                                -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
SPAIN - 2.54%
          271,572  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                               $         4,848,409
          105,300  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)<<                                         1,390,004
          126,200  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                        3,319,834
           70,936  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,386,522
           50,811  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             1,657,266
          115,494  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               1,968,951
          104,000  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   3,037,494

                                                                                                                         17,608,480
                                                                                                                -------------------
SWEDEN - 1.17%
           19,165  ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   301,545
           40,900  ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                       1,063,107
          282,300  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                    2,931,556
          103,300  SECURITAS AB (BUSINESS SERVICES)                                                                       1,716,357
           43,100  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                               887,010
           25,300  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                           1,192,630

                                                                                                                          8,092,205

                                                                                                                -------------------
SWITZERLAND - 7.99%
            3,600  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                232,868
           45,000  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               2,294,433
            3,100  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                            1,059,244
           24,639  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    7,368,918
            1,074  NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                               236,206
          152,973  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              8,038,344
            3,600  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                        1,068,453
           60,033  ROCHE HOLDING AG (HEALTH SERVICES)                                                                     9,013,744
           16,895  SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     1,125,005
           36,880  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 2,699,940
            2,500  SWISSCOM AG (COMMUNICATIONS)                                                                             789,068
            1,924  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                               216,112
          163,780  UBS AG (FINANCIAL SERVICES)                                                                           15,592,160
            2,900  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           562,212
            6,400  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                               1,071,009
           18,600  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                      3,963,320

                                                                                                                         55,331,036
                                                                                                                -------------------
TAIWAN - 0.21%
          77,700  CHUNGHWA TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                                   1,425,795
                                                                                                                -------------------
THAILAND - 0.25%
         664,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)               1,715,637
                                                                                                                -------------------
UNITED KINGDOM - 17.34%
          161,500  ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             1,103,100
          116,300  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                     1,988,923
          134,600  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                     1,348,941
           89,386  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          4,350,652
          303,400  AVIVA PLC (INSURANCE CARRIERS)                                                                         3,680,074
          273,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                1,793,055
          709,699  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 7,460,489
           93,600  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              1,587,832
          120,200  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                           1,251,157
          193,700  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            1,368,027
          896,400  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                       1,372,599
          347,975  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                          2,972,482
          569,600  BT GROUP PLC (COMMUNICATIONS)                                                                          2,182,929
          418,200  CABLE & WIRELESS PLC (COMMUNICATIONS)                                                                    858,014
          155,234  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                        1,467,596

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
UNITED KINGDOM (CONTINUED)
           36,741  CARNIVAL PLC (WATER TRANSPORTATION)                                                          $         2,086,012
          613,400  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                     1,728,132
          198,600  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    2,948,777
          356,567  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                        1,487,664
           99,700  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                 689,133
           93,000  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       768,026
          283,000  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                     1,402,267
          302,600  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      7,647,907
          178,400  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,961,316
          110,500  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                     1,887,832
          245,000  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            3,932,780
          217,000  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                         1,239,509
        1,349,511  ITV PLC (COMMUNICATIONS)                                                                               2,612,046
          135,900  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    1,809,724
        1,075,689  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     4,390,812
        1,005,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         2,109,492
          372,100  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         3,127,347
          142,900  MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                                     1,027,686
          348,700  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             908,901
          347,500  NORTHUMBRIAN WATER GROUP PLC (FOOD & KINDRED PRODUCTS)                                                 1,455,813
          753,300  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    2,135,233
           54,700  PENDRAGON PLC (TRANSPORTATION EQUIPMENT)                                                                 481,847
          693,900  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                1,778,833
          429,000  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                             3,155,334
       14,328,600  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                        25,269
          728,900  ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                              1,576,986
          169,600  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   5,167,688
          138,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   4,411,403
          258,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                     2,159,506
          236,300  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 2,209,608
           46,348  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                         427,014
           98,500  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       2,194,613
          113,000  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              1,094,558
          174,100  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    1,139,739
          454,210  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                    2,590,551
          149,400  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                               1,724,745
        2,445,000  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    5,279,278
          745,040  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            2,480,347

                                                                                                                        120,039,598
                                                                                                                -------------------

TOTAL COMMON STOCKS (COST $558,615,199)                                                                                 665,357,946
                                                                                                                -------------------
RIGHTS - 0.00%
           10,800  FRESENIUS AG RIGHTS+                                                                                      19,818

TOTAL RIGHTS (COST $0)                                                                                                       19,818
                                                                                                                -------------------

COLLATERAL FOR SECURITIES LENDING - 4.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.04%
       27,947,680  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      27,947,680
                                                                                                                -------------------

TOTAL COLLATERAL  FOR SECURITIES LENDING (COST $27,947,680)                                                              27,947,680
                                                                                                                -------------------
PREFERRED STOCKS - 0.25%
            3,600  SAMSUNG ELECTRONICS COMPANY LIMITED PREFERRED                                                          1,748,628

TOTAL PREFERRED STOCKS (COST $1,188,898)                                                                                  1,748,628
                                                                                                                -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                          VALUE
SHORT-TERM INVESTMENTS - 2.48%

MUTUAL FUND - 2.48%
       17,128,699  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                            17,128,699
                                                                                 --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,128,699)                                           17,128,699
                                                                                 --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $604,880,476)*                                     102.90%                 $       712,202,771

OTHER ASSETS AND LIABILITIES, NET                         (2.90)                         (20,042,905)
                                                         ------                  --------------------

TOTAL NET ASSETS                                         100.00%                 $       692,159,866
                                                         ------                 --------------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+   NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,128,699.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 98.93%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  $     13,301,497
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                          7,935,880
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                              13,305,371
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                               13,348,082
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                      39,908,682
        N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                    4,023,536
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                          6,058,140
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                        6,071,862
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                         6,067,417
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                         6,054,670
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                      3,997,061
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                       27,811,362
        N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                       28,149,178
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                             5,327,748
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                        5,359,532
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                         5,359,494
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                           8,039,167

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $178,908,986)                                                  200,118,679
                                                                                                                  ----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.94%

US TREASURY BILLS - 0.94%
$        220,000  US TREASURY BILL^#                                                  3.66%       02/09/2006               219,174
          15,000  US TREASURY BILL^#                                                  3.84        02/09/2006                14,943
       1,700,000  US TREASURY BILL^#                                                  4.13        05/11/2006             1,675,408

                                                                                                                         1,909,525
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,909,150)                                                                           1,909,525
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $180,818,136)                                       99.87%                                                  $    202,028,204

OTHER ASSETS AND LIABILITIES, NET                          0.13                                                            256,837
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    202,285,041
                                                         ------                                                   ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 56.95%

AMUSEMENT & RECREATION SERVICES - 0.12%
          10,638  HARRAH'S ENTERTAINMENT INCORPORATED                                                            $         758,383
          19,505  INTERNATIONAL GAME TECHNOLOGY<<                                                                          600,364

                                                                                                                         1,358,747
                                                                                                                 -----------------
APPAREL & ACCESSORY STORES - 0.22%
          33,225  GAP INCORPORATED                                                                                         586,089
          19,957  KOHL'S CORPORATION+                                                                                      969,910
          20,158  LIMITED BRANDS                                                                                           450,531
          12,654  NORDSTROM INCORPORATED<<                                                                                  473,26

                                                                                                                         2,479,790
                                                                                                                 -----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.06%
           6,762  JONES APPAREL GROUP INCORPORATED                                                                         207,729
           6,173  LIZ CLAIBORNE INCORPORATED                                                                               221,117
           5,148  VF CORPORATION                                                                                           284,890

                                                                                                                           713,736
                                                                                                                 -----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%
          10,480  AUTONATION INCORPORATED+                                                                                 227,730
           3,196  AUTOZONE INCORPORATED+                                                                                   293,233

                                                                                                                           520,963
                                                                                                                 -----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
           3,714  RYDER SYSTEM INCORPORATED                                                                                152,348
                                                                                                                 -----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.21%
           7,395  CENTEX CORPORATION<<                                                                                     528,669
          15,757  D.R. HORTON INCORPORATED                                                                                 562,998
           4,531  KB HOME                                                                                                  329,222
           7,951  LENNAR CORPORATION CLASS A                                                                               485,170
          12,418  PULTE HOMES INCORPORATED                                                                                 488,772

                                                                                                                         2,394,831
                                                                                                                 -----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.72%
         122,971  HOME DEPOT INCORPORATED                                                                                4,977,866
          45,264  LOWE'S COMPANIES INCORPORATED                                                                          3,017,298
           6,498  SHERWIN-WILLIAMS COMPANY                                                                                 295,139

                                                                                                                         8,290,303
                                                                                                                 -----------------
BUSINESS SERVICES - 3.44%
          34,803  ADOBE SYSTEMS INCORPORATED<<                                                                           1,286,319
           7,194  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A<<+                                                     425,741
          13,360  AUTODESK INCORPORATED<<+                                                                                 573,812
          33,378  AUTOMATIC DATA PROCESSING INCORPORATED                                                                 1,531,716
          12,521  BMC SOFTWARE INCORPORATED<<+                                                                             256,555
          59,299  CENDANT CORPORATION                                                                                    1,022,908
          10,208  CITRIX SYSTEMS INCORPORATED+                                                                             293,786
          26,563  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           748,811
          10,709  COMPUTER SCIENCES CORPORATION<<+                                                                         542,304
          22,428  COMPUWARE CORPORATION+                                                                                   201,179
           8,103  CONVERGYS CORPORATION+                                                                                   128,433
          66,160  EBAY INCORPORATED+                                                                                     2,861,420
          17,400  ELECTRONIC ARTS INCORPORATED<<+                                                                          910,194

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
BUSINESS SERVICES (continued)
          30,191  ELECTRONIC DATA SYSTEMS CORPORATION                                                            $         725,792
           7,517  EQUIFAX INCORPORATED                                                                                     285,796
          44,229  FIRST DATA CORPORATION                                                                                 1,902,289
          10,680  FISERV INCORPORATED+                                                                                     462,124
          13,412  IMS HEALTH INCORPORATED                                                                                  334,227
          24,922  INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                           240,497
          10,243  INTUIT INCORPORATED<<+                                                                                   545,952
           5,013  MERCURY INTERACTIVE CORPORATION+                                                                         139,311
         529,934  MICROSOFT CORPORATION                                                                                 13,857,774
           7,126  MONSTER WORLDWIDE INCORPORATED+                                                                          290,883
          10,628  NCR CORPORATION<<+                                                                                       360,714
          22,112  NOVELL INCORPORATED<<+                                                                                   195,249
          10,437  OMNICOM GROUP INCORPORATED                                                                               888,502
         217,708  ORACLE CORPORATION+                                                                                    2,658,215
          15,763  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        96,154
           9,858  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   373,520
          30,628  SIEBEL SYSTEMS INCORPORATED                                                                              324,044
         197,645  SUN MICROSYSTEMS INCORPORATED+                                                                           828,133
          62,604  SYMANTEC CORPORATION+                                                                                  1,095,570
          19,755  UNISYS CORPORATION<<+                                                                                    115,172
          73,094  YAHOO! INCORPORATED<<+                                                                                 2,863,823

                                                                                                                        39,366,919
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS - 5.67%
          89,798  ABBOTT LABORATORIES                                                                                    3,540,735
          12,845  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    760,296
           4,370  ALBERTO-CULVER COMPANY CLASS B<<                                                                         199,927
          71,452  AMGEN INCORPORATED+                                                                                    5,634,705
           6,394  AVERY DENNISON CORPORATION                                                                               353,396
          26,535  AVON PRODUCTS INCORPORATED                                                                               757,574
          19,647  BIOGEN IDEC INCORPORATED<<+                                                                              890,599
         113,259  BRISTOL-MYERS SQUIBB COMPANY                                                                           2,602,692
           6,331  CHIRON CORPORATION+                                                                                      281,476
           8,723  CLOROX COMPANY<<                                                                                         496,251
          29,989  COLGATE-PALMOLIVE COMPANY                                                                              1,644,897
          55,869  DOW CHEMICAL COMPANY                                                                                   2,448,180
          53,221  E.I. DU PONT DE NEMOURS & COMPANY<<                                                                    2,261,892
           4,716  EASTMAN CHEMICAL COMPANY                                                                                 243,298
          10,670  ECOLAB INCORPORATED                                                                                      387,001
          65,797  ELI LILLY & COMPANY                                                                                    3,723,452
          19,554  FOREST LABORATORIES INCORPORATED+                                                                        795,457
          14,948  GENZYME CORPORATION+                                                                                   1,058,019
          26,508  GILEAD SCIENCES INCORPORATED+                                                                          1,395,116
           9,311  HOSPIRA INCORPORATED+                                                                                    398,325
           4,677  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          156,679
          13,997  KING PHARMACEUTICALS INCORPORATED+                                                                       236,829
          14,243  MEDIMMUNE INCORPORATED+                                                                                  498,790
         126,580  MERCK & COMPANY INCORPORATED                                                                           4,026,510
          15,542  MONSANTO COMPANY                                                                                       1,204,971
          12,654  MYLAN LABORATORIES INCORPORATED                                                                          252,574
         426,718  PFIZER INCORPORATED                                                                                    9,951,064
           9,668  PPG INDUSTRIES INCORPORATED<<                                                                            559,777
          18,657  PRAXAIR INCORPORATED                                                                                     988,075
         194,028  PROCTER & GAMBLE COMPANY                                                                              11,230,341
           8,337  ROHM & HAAS COMPANY                                                                                      403,678
          85,552  SCHERING-PLOUGH CORPORATION                                                                            1,783,759
           3,892  SIGMA-ALDRICH CORPORATION                                                                                246,325
          77,701  WYETH                                                                                                  3,579,685

                                                                                                                        64,992,345
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMUNICATIONS - 2.12%
          22,166  ALLTEL CORPORATION                                                                             $       1,398,675
         226,135  AT&T INCORPORATED                                                                                      5,538,046
          24,241  AVAYA INCORPORATED+                                                                                      258,651
         105,855  BELLSOUTH CORPORATION                                                                                  2,868,670
           7,582  CENTURYTEL INCORPORATED                                                                                  251,419
          31,290  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                984,071
         125,704  COMCAST CORPORATION CLASS A+                                                                           3,263,276
          89,367  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<+                                                       504,924
         171,029  SPRINT NEXTEL CORPORATION                                                                              3,995,237
          12,943  UNIVISION COMMUNICATIONS INCORPORATED CLASS A<<+                                                         380,395
         160,060  VERIZON COMMUNICATIONS INCORPORATED<<                                                                  4,821,007

                                                                                                                        24,264,371
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS - 5.88%
          20,177  AMSOUTH BANCORPORATION                                                                                   528,839
         232,484  BANK OF AMERICA CORPORATION<<                                                                         10,729,137
          44,586  BANK OF NEW YORK COMPANY INCORPORATED                                                                  1,420,064
          31,392  BB&T CORPORATION                                                                                       1,315,639
         292,856  CITIGROUP INCORPORATED<<                                                                              14,212,302
           9,567  COMERICA INCORPORATED                                                                                    543,023
           7,209  COMPASS BANCSHARES INCORPORATED                                                                          348,123
          32,119  FIFTH THIRD BANCORP                                                                                    1,211,529
           7,294  FIRST HORIZON NATIONAL CORPORATION                                                                       280,381
          14,752  GOLDEN WEST FINANCIAL CORPORATION                                                                        973,632
          13,209  HUNTINGTON BANCSHARES INCORPORATED                                                                       313,714
         202,555  JP MORGAN CHASE & COMPANY                                                                              8,039,408
          23,606  KEYCORP                                                                                                  777,346
           4,618  M&T BANK CORPORATION                                                                                     503,593
          12,107  MARSHALL & ILSLEY CORPORATION                                                                            521,085
          24,204  MELLON FINANCIAL CORPORATION                                                                             828,987
          31,905  NATIONAL CITY CORPORATION<<                                                                            1,071,051
          27,536  NORTH FORK BANCORPORATION INCORPORATED                                                                   753,385
          10,738  NORTHERN TRUST CORPORATION<<                                                                             556,443
          16,917  PNC FINANCIAL SERVICES GROUP                                                                           1,045,978
          26,508  REGIONS FINANCIAL CORPORATION                                                                            905,513
          20,675  SOVEREIGN BANCORP INCORPORATED<<                                                                         446,993
          18,981  STATE STREET CORPORATION                                                                               1,052,307
          20,920  SUNTRUST BANKS INCORPORATED<<                                                                          1,522,139
          18,079  SYNOVUS FINANCIAL CORPORATION                                                                            488,314
         105,145  US BANCORP                                                                                             3,142,784
          89,927  WACHOVIA CORPORATION<<                                                                                 4,753,541
          57,119  WASHINGTON MUTUAL INCORPORATED<<                                                                       2,484,676
          96,803  WELLS FARGO & COMPANY++                                                                                6,082,132
           6,044  ZIONS BANCORPORATION<<                                                                                   456,685

                                                                                                                        67,308,743
                                                                                                                 -----------------
EATING & DRINKING PLACES - 0.34%
           7,580  DARDEN RESTAURANTS INCORPORATED                                                                          294,710
          72,856  MCDONALD'S CORPORATION                                                                                 2,456,704
           6,729  WENDY'S INTERNATIONAL INCORPORATED                                                                       371,845
          16,386  YUM! BRANDS INCORPORATED                                                                                 768,176

                                                                                                                         3,891,435
                                                                                                                 -----------------
EDUCATIONAL SERVICES - 0.04%
           8,424  APOLLO GROUP INCORPORATED CLASS A<<+                                                                     509,315
                                                                                                                 -----------------
ELECTRIC, GAS & SANITARY SERVICES - 2.18%
          37,811  AES CORPORATION<<+                                                                                       598,548
           9,427  ALLEGHENY ENERGY INCORPORATED+                                                                           298,365

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          12,634  ALLIED WASTE INDUSTRIES INCORPORATED<<+                                                        $         110,421
          11,825  AMEREN CORPORATION                                                                                       605,913
          22,789  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             845,244
          17,951  CENTERPOINT ENERGY INCORPORATED<<                                                                        230,670
          11,545  CINERGY CORPORATION                                                                                      490,201
          19,328  CITIZENS COMMUNICATIONS COMPANY                                                                          236,381
          12,740  CMS ENERGY CORPORATION<<+                                                                                184,857
          14,180  CONSOLIDATED EDISON INCORPORATED<<                                                                       656,959
          10,331  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  595,066
          20,103  DOMINION RESOURCES INCORPORATED                                                                        1,551,952
          10,294  DTE ENERGY COMPANY                                                                                       444,598
          53,695  DUKE ENERGY CORPORATION<<                                                                              1,473,928
          17,440  DYNEGY INCORPORATED CLASS A<<+                                                                            84,410
          18,860  EDISON INTERNATIONAL                                                                                     822,485
          38,167  EL PASO CORPORATION                                                                                      464,111
          12,011  ENTERGY CORPORATION                                                                                      824,555
          38,624  EXELON CORPORATION                                                                                     2,052,479
          19,093  FIRSTENERGY CORPORATION<<                                                                                935,366
          22,857  FPL GROUP INCORPORATED<<                                                                                 949,937
          10,093  KEYSPAN CORPORATION                                                                                      360,219
           6,091  KINDER MORGAN INCORPORATED<<                                                                             560,067
           2,557  NICOR INCORPORATED                                                                                       100,516
          15,781  NISOURCE INCORPORATED                                                                                    329,192
           2,207  PEOPLES ENERGY CORPORATION                                                                                77,399
          19,861  PG&E CORPORATION                                                                                         737,240
           5,730  PINNACLE WEST CAPITAL CORPORATION                                                                        236,936
          22,005  PPL CORPORATION                                                                                          646,947
          14,568  PROGRESS ENERGY INCORPORATED                                                                             639,827
          14,512  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             942,845
          14,882  SEMPRA ENERGY                                                                                            667,309
          42,923  SOUTHERN COMPANY<<                                                                                     1,482,131
          12,046  TECO ENERGY INCORPORATED                                                                                 206,950
          27,950  TXU CORPORATION                                                                                        1,402,810
          31,944  WASTE MANAGEMENT INCORPORATED                                                                            969,500
          33,170  WILLIAMS COMPANIES INCORPORATED                                                                          768,549
          23,322  XCEL ENERGY INCORPORATED                                                                                 430,524

                                                                                                                        25,015,407
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.38%
           6,744  ADC TELECOMMUNICATIONS INCORPORATED<<+                                                                   150,661
          23,390  ADVANCED MICRO DEVICES INCORPORATED+                                                                     715,734
          20,982  ALTERA CORPORATION+                                                                                      388,796
           9,949  AMERICAN POWER CONVERSION CORPORATION                                                                    218,878
          21,235  ANALOG DEVICES INCORPORATED                                                                              761,699
           9,404  ANDREW CORPORATION+                                                                                      100,905
          17,294  APPLIED MICRO CIRCUITS CORPORATION+                                                                       44,446
          16,741  BROADCOM CORPORATION CLASS A+                                                                            789,338
          33,457  CIENA CORPORATION+                                                                                        99,367
         355,582  CISCO SYSTEMS INCORPORATED+                                                                            6,087,564
          11,693  COMVERSE TECHNOLOGY INCORPORATED+                                                                        310,917
           5,303  COOPER INDUSTRIES LIMITED CLASS A                                                                        387,119
          23,781  EMERSON ELECTRIC COMPANY                                                                               1,776,441
          23,757  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            597,964
         611,658  GENERAL ELECTRIC COMPANY                                                                              21,438,613
         349,009  INTEL CORPORATION                                                                                      8,711,265
          10,071  JABIL CIRCUIT INCORPORATED+                                                                              373,533
          95,655  JDS UNIPHASE CORPORATION+                                                                                225,746
          11,427  KLA-TENCOR CORPORATION<<                                                                                 563,694
           6,954  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 517,030
          17,642  LINEAR TECHNOLOGY CORPORATION                                                                            636,347
          22,674  LSI LOGIC CORPORATION+                                                                                   181,392
         257,305  LUCENT TECHNOLOGIES INCORPORATED<<+                                                                      684,431

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          18,976  MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                       $         687,690
           4,639  MAYTAG CORPORATION<<                                                                                      87,306
          35,774  MICRON TECHNOLOGY INCORPORATED+                                                                          476,152
           8,309  MOLEX INCORPORATED                                                                                       215,618
         144,188  MOTOROLA INCORPORATED                                                                                  3,257,207
          19,894  NATIONAL SEMICONDUCTOR CORPORATION                                                                       516,846
          21,540  NETWORK APPLIANCE INCORPORATED<<+                                                                        581,580
           7,721  NOVELLUS SYSTEMS INCORPORATED<<+                                                                         186,230
           9,909  NVIDIA CORPORATION<<+                                                                                    362,273
          10,607  PMC-SIERRA INCORPORATED+                                                                                  81,780
           4,658  QLOGIC CORPORATION+                                                                                      151,432
          95,179  QUALCOMM INCORPORATED                                                                                  4,100,311
          10,000  ROCKWELL COLLINS INCORPORATED                                                                            464,700
          30,427  SANMINA-SCI CORPORATION+                                                                                 129,619
           8,889  SCIENTIFIC-ATLANTA INCORPORATED                                                                          382,849
          25,960  TELLABS INCORPORATED+                                                                                    282,964
          93,666  TEXAS INSTRUMENTS INCORPORATED                                                                         3,003,869
           3,905  WHIRLPOOL CORPORATION<<                                                                                  327,083
          20,175  XILINX INCORPORATED<<                                                                                    508,612

                                                                                                                        61,566,001
                                                                                                                 -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.22%
           5,026  FLUOR CORPORATION                                                                                        388,309
          14,364  MOODY'S CORPORATION<<                                                                                    882,237
          19,306  PAYCHEX INCORPORATED                                                                                     735,945
           9,592  QUEST DIAGNOSTICS INCORPORATED                                                                           493,796

                                                                                                                         2,500,287
                                                                                                                 -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.18%
           6,022  BALL CORPORATION                                                                                         239,194
           8,458  FORTUNE BRANDS INCORPORATED                                                                              659,893
          11,853  ILLINOIS TOOL WORKS INCORPORATED                                                                       1,042,945
           3,353  SNAP-ON INCORPORATED                                                                                     125,939

                                                                                                                         2,067,971
                                                                                                                 -----------------
FINANCIAL SERVICES - 0.02%
          12,486  JANUS CAPITAL GROUP INCORPORATED                                                                         232,614
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS - 1.78%
          44,940  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  1,930,623
          37,811  ARCHER-DANIELS-MIDLAND COMPANY                                                                           932,419
          10,773  CAMPBELL SOUP COMPANY                                                                                    320,712
         119,821  COCA-COLA COMPANY                                                                                      4,829,985
          17,543  COCA-COLA ENTERPRISES INCORPORATED                                                                       336,299
          30,039  CONAGRA FOODS INCORPORATED<<                                                                             609,191
          11,388  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               298,707
          20,566  GENERAL MILLS INCORPORATED                                                                             1,014,315
           6,527  HERCULES INCORPORATED+                                                                                    73,755
          10,483  HERSHEY FOODS CORPORATION                                                                                579,186
          19,373  HJ HEINZ COMPANY                                                                                         653,258
          14,867  KELLOGG COMPANY                                                                                          642,552
           7,748  MCCORMICK & COMPANY INCORPORATED                                                                         239,568
           3,268  MOLSON COORS BREWING COMPANY                                                                             218,923
           7,936  PEPSI BOTTLING GROUP INCORPORATED                                                                        227,049
          96,048  PEPSICO INCORPORATED                                                                                   5,674,516
          43,968  SARA LEE CORPORATION                                                                                     830,995
          14,570  TYSON FOODS INCORPORATED CLASS A                                                                         249,147

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS (continued)
          10,386   WM. WRIGLEY JR. COMPANY                                                                       $         690,565

                                                                                                                        20,351,765
                                                                                                                 -----------------
FOOD STORES - 0.33%
          21,348  ALBERTSON'S INCORPORATED<<                                                                               455,780
          41,961  KROGER COMPANY<<+                                                                                        792,224
          26,009  SAFEWAY INCORPORATED                                                                                     615,373
          44,485  STARBUCKS CORPORATION+                                                                                 1,334,995
           7,970  WHOLE FOODS MARKET INCORPORATED                                                                          616,798

                                                                                                                         3,815,170
                                                                                                                 -----------------
FORESTRY - 0.08%
          14,080  WEYERHAEUSER COMPANY                                                                                     934,067
                                                                                                                 -----------------
FURNITURE & FIXTURES - 0.12%
          10,649  LEGGETT & PLATT INCORPORATED                                                                             244,501
          24,533  MASCO CORPORATION                                                                                        740,651
          15,948  NEWELL RUBBERMAID INCORPORATED<<                                                                         379,244

                                                                                                                         1,364,396
                                                                                                                 -----------------
GENERAL MERCHANDISE STORES - 1.16%
           6,595  BIG LOTS INCORPORATED<<+                                                                                  79,206
          18,329  DOLLAR GENERAL CORPORATION                                                                               349,534
           8,987  FAMILY DOLLAR STORES INCORPORATED                                                                        222,788
          15,758  FEDERATED DEPARTMENT STORES INCORPORATED                                                               1,045,228
          13,444  JC PENNEY COMPANY INCORPORATED                                                                           747,486
           5,777  SEARS HOLDINGS CORPORATION<<+                                                                            667,417
          50,894  TARGET CORPORATION                                                                                     2,797,643
          26,668  TJX COMPANIES INCORPORATED<<                                                                             619,498
         144,610  WAL-MART STORES INCORPORATED                                                                           6,767,748

                                                                                                                        13,296,548
                                                                                                                 -----------------
HEALTH SERVICES - 0.34%
          26,036  CAREMARK RX INCORPORATED+                                                                              1,348,404
          24,539  HCA INCORPORATED                                                                                       1,239,219
          14,309  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                       314,226
           7,694  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              414,322
           4,579  MANOR CARE INCORPORATED                                                                                  182,107
          27,173  TENET HEALTHCARE CORPORATION+                                                                            208,145
           5,870  WATSON PHARMACEUTICALS INCORPORATED<<+                                                                   190,834

                                                                                                                         3,897,257
                                                                                                                 -----------------
HOLDING & OTHER INVESTMENT OFFICES - 0.42%
           5,540  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        209,800
          12,271  ARCHSTONE-SMITH TRUST<<                                                                                  514,032
          23,512  EQUITY OFFICE PROPERTIES TRUST<<                                                                         713,119
          16,681  EQUITY RESIDENTIAL<<                                                                                     652,561
          10,654  PLUM CREEK TIMBER COMPANY<<                                                                              384,077
          14,095  PROLOGIS<<                                                                                               658,518
           4,786  PUBLIC STORAGE INCORPORATED<<                                                                            324,108
          10,793  SIMON PROPERTY GROUP INCORPORATED<<                                                                      827,067
           6,834  VORNADO REALTY TRUST<<                                                                                   570,434

                                                                                                                         4,853,716
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.18%
          17,184  BED BATH & BEYOND INCORPORATED+                                                                $         621,201
          23,660  BEST BUY COMPANY INCORPORATED                                                                          1,028,737
           9,066  CIRCUIT CITY STORES INCORPORATED                                                                         204,801
           7,793  RADIO SHACK CORPORATION                                                                                  163,887

                                                                                                                         2,018,626
                                                                                                                 -----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.17%
          18,990  HILTON HOTELS CORPORATION                                                                                457,849
           9,529  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              638,157
          12,691  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         810,447

                                                                                                                         1,906,453
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.22%
          43,991  3M COMPANY                                                                                             3,409,302
          10,583  AMERICAN STANDARD COMPANIES INCORPORATED                                                                 422,791
          48,786  APPLE COMPUTER INCORPORATED+                                                                           3,507,226
          93,923  APPLIED MATERIALS INCORPORATED                                                                         1,684,979
          19,788  BAKER HUGHES INCORPORATED<<                                                                            1,202,715
           4,539  BLACK & DECKER CORPORATION                                                                               394,711
          39,376  CATERPILLAR INCORPORATED<<                                                                              2,274,751
           2,710  CUMMINS INCORPORATED                                                                                     243,168
          13,962  DEERE & COMPANY                                                                                          950,952
         136,241  DELL INCORPORATED+                                                                                     4,085,868
          11,732  DOVER CORPORATION                                                                                        475,029
           8,567  EATON CORPORATION                                                                                        574,760
         138,393  EMC CORPORATION+                                                                                       1,884,913
          15,336  GATEWAY INCORPORATED+                                                                                     38,493
         165,849  HEWLETT-PACKARD COMPANY                                                                                4,748,257
          19,151  INGERSOLL-RAND COMPANY CLASS A                                                                           773,126
          91,435  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            7,515,957
           6,717  LEXMARK INTERNATIONAL INCORPORATED+                                                                      301,123
          10,089  NATIONAL-OILWELL VARCO INCORPORATED<<+                                                                   632,580
           7,211  PALL CORPORATION                                                                                         193,687
           6,933  PARKER HANNIFIN CORPORATION                                                                              457,301
          13,205  PITNEY BOWES INCORPORATED                                                                                557,911
          52,886  SOLECTRON CORPORATION+                                                                                   193,563
           4,210  STANLEY WORKS                                                                                            202,248
          14,528  SYMBOL TECHNOLOGIES INCORPORATED<<                                                                       186,249

                                                                                                                        36,911,660
                                                                                                                 -----------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.26%
          18,525  AON CORPORATION<<                                                                                        665,974
           9,423  HUMANA INCORPORATED+                                                                                     511,952
           7,758  JEFFERSON-PILOT CORPORATION                                                                              441,663
          31,531  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                1,001,424
          17,251  UNUMPROVIDENT CORPORATION<<                                                                              392,460

                                                                                                                         3,013,473
                                                                                                                 -----------------
INSURANCE CARRIERS - 3.57%
          18,659  ACE LIMITED                                                                                              997,137
          16,556  AETNA INCORPORATED                                                                                     1,561,396
          28,965  AFLAC INCORPORATED                                                                                     1,344,555
          37,548  ALLSTATE CORPORATION                                                                                   2,030,221
           6,089  AMBAC FINANCIAL GROUP INCORPORATED                                                                       469,218
         150,255  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             10,251,899
          11,572  CHUBB CORPORATION                                                                                      1,130,006
           7,281  CIGNA CORPORATION                                                                                        813,288
          10,113  CINCINNATI FINANCIAL CORPORATION                                                                         451,853

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
INSURANCE CARRIERS (continued)
          21,802  GENWORTH FINANCIAL INCORPORATED<<                                                              $         753,913
          17,388  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         1,493,455
          10,028  LINCOLN NATIONAL CORPORATION                                                                             531,785
           7,849  LOEWS CORPORATION                                                                                        744,478
           7,760  MBIA INCORPORATED                                                                                        466,842
          43,837  METLIFE INCORPORATED                                                                                   2,148,013
           5,252  MGIC INVESTMENT CORPORATION                                                                              345,687
          16,217  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   769,172
          11,418  PROGRESSIVE CORPORATION                                                                                1,333,394
          29,233  PRUDENTIAL FINANCIAL INCORPORATED                                                                      2,139,563
           7,151  SAFECO CORPORATION                                                                                       404,032
          40,084  ST. PAUL COMPANIES INCORPORATED                                                                        1,790,552
           6,007  TORCHMARK CORPORATION                                                                                    333,989
          78,947  UNITEDHEALTH GROUP INCORPORATED                                                                        4,905,767
          38,204  WELLPOINT INCORPORATED+                                                                                3,048,297
          10,093  XL CAPITAL LIMITED CLASS A                                                                               680,066

                                                                                                                        40,938,578
                                                                                                                 -----------------
LEATHER & LEATHER PRODUCTS - 0.06%
          22,001   COACH INCORPORATED+                                                                                     733,513
                                                                                                                 -----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
           6,123   LOUISIANA-PACIFIC CORPORATION                                                                           168,199
                                                                                                                 -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.70%
          23,797  AGILENT TECHNOLOGIES INCORPORATED+                                                                       792,202
           7,618  ALLERGAN INCORPORATED                                                                                    822,439
          10,878  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             288,920
           3,112  BAUSCH & LOMB INCORPORATED<<                                                                             211,305
          36,100  BAXTER INTERNATIONAL INCORPORATED                                                                      1,359,165
          14,590  BECTON DICKINSON & COMPANY                                                                               876,567
          14,418  BIOMET INCORPORATED                                                                                      527,266
          34,155  BOSTON SCIENTIFIC CORPORATION<<+                                                                         836,456
           6,070  C.R. BARD INCORPORATED                                                                                   400,134
          13,733  DANAHER CORPORATION                                                                                      766,027
          16,625  EASTMAN KODAK COMPANY<<                                                                                  389,025
           7,098  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED<<+                                                          439,082
          19,207  GUIDANT CORPORATION<<                                                                                  1,243,653
          70,021  MEDTRONIC INCORPORATED                                                                                 4,031,109
           3,014  MILLIPORE CORPORATION<<+                                                                                 199,045
           7,571  PERKINELMER INCORPORATED                                                                                 178,373
          25,860  RAYTHEON COMPANY                                                                                       1,038,279
          10,369  ROCKWELL AUTOMATION INCORPORATED                                                                         613,430
          21,220  ST. JUDE MEDICAL INCORPORATED+                                                                         1,065,244
          16,879  STRYKER CORPORATION                                                                                      749,934
           4,827  TEKTRONIX INCORPORATED                                                                                   136,170
          11,398  TERADYNE INCORPORATED<<+                                                                                 166,069
           9,387  THERMO ELECTRON CORPORATION+                                                                             282,830
           6,406  WATERS CORPORATION+                                                                                      242,147
          55,596  XEROX CORPORATION<<+                                                                                     814,481
          14,343  ZIMMER HOLDINGS INCORPORATED+                                                                            967,292

                                                                                                                        19,436,644
                                                                                                                 -----------------
MEDICAL MANAGEMENT SERVICES - 0.05%
           9,404  COVENTRY HEALTH CARE INCORPORATED+                                                                       535,652
                                                                                                                 -----------------
METAL MINING - 0.24%
          10,654  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      573,185
          25,863  NEWMONT MINING CORPORATION                                                                             1,381,084

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
METAL MINING (continued)
           5,878  PHELPS DODGE CORPORATION                                                                       $         845,668

                                                                                                                         2,799,937
                                                                                                                 -----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
           5,895   VULCAN MATERIALS COMPANY                                                                                399,386
                                                                                                                 -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.28%
          10,324  HASBRO INCORPORATED                                                                                      208,338
         172,213  JOHNSON & JOHNSON                                                                                     10,350,001
          23,376  MATTEL INCORPORATED<<                                                                                    369,808
           8,234  TIFFANY & COMPANY<<                                                                                      315,280
         116,532  TYCO INTERNATIONAL LIMITED                                                                             3,363,114

                                                                                                                        14,606,541
                                                                                                                 -----------------
MISCELLANEOUS RETAIL - 0.73%
          17,754  AMAZON.COM INCORPORATED<<+                                                                               837,101
          27,329  COSTCO WHOLESALE CORPORATION                                                                           1,351,966
          47,132  CVS CORPORATION                                                                                        1,245,227
           3,565  DILLARDS INCORPORATED CLASS A                                                                             88,483
           8,430  EXPRESS SCRIPTS INCORPORATED<<+                                                                          706,434
          17,879  OFFICE DEPOT INCORPORATED+                                                                               561,401
          42,338  STAPLES INCORPORATED                                                                                     961,496
          58,587  WALGREEN COMPANY                                                                                       2,593,061

                                                                                                                         8,345,169
                                                                                                                 -----------------
MOTION PICTURES - 0.84%
         140,860  NEWS CORPORATION CLASS A                                                                               2,190,373
         269,911  TIME WARNER INCORPORATED                                                                               4,707,248
         111,354  WALT DISNEY COMPANY                                                                                    2,669,155

                                                                                                                         9,566,776
                                                                                                                 -----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.42%
          63,882  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             4,800,732
                                                                                                                 -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.36%
          71,879  AMERICAN EXPRESS COMPANY                                                                               3,698,894
          17,338  CAPITAL ONE FINANCIAL CORPORATION                                                                      1,498,003
          11,564  CIT GROUP INCORPORATED                                                                                   598,784
          34,569  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                    1,181,914
          56,030  FANNIE MAE                                                                                             2,734,824
          40,000  FREDDIE MAC                                                                                            2,614,000
          72,654  MBNA CORPORATION                                                                                       1,973,283
          24,157  SLM CORPORATION                                                                                        1,330,809

                                                                                                                        15,630,511
                                                                                                                 -----------------
OIL & GAS EXTRACTION - 1.74%
          13,731  ANADARKO PETROLEUM CORPORATION                                                                         1,301,012
          19,062  APACHE CORPORATION                                                                                     1,306,128
          18,659  BJ SERVICES COMPANY                                                                                      684,226
          21,883  BURLINGTON RESOURCES INCORPORATED                                                                      1,886,315
          25,719  DEVON ENERGY CORPORATION<<                                                                             1,608,466
          13,984  EOG RESOURCES INCORPORATED                                                                             1,026,006
          29,687  HALLIBURTON COMPANY                                                                                    1,839,407
           6,714  KERR-MCGEE CORPORATION                                                                                   610,034
           9,147  NABORS INDUSTRIES LIMITED+                                                                               692,885
           7,925  NOBLE CORPORATION                                                                                        559,029

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
OIL & GAS EXTRACTION (continued)
          23,271  OCCIDENTAL PETROLEUM CORPORATION<<                                                             $       1,858,887
           6,327  ROWAN COMPANIES INCORPORATED                                                                             225,494
          34,101  SCHLUMBERGER LIMITED                                                                                   3,312,912
          19,107  TRANSOCEAN INCORPORATED<<+                                                                             1,331,567
          20,123  WEATHERFORD INTERNATIONAL LIMITED+                                                                       728,453
          21,025  XTO ENERGY INCORPORATED                                                                                  923,824

                                                                                                                        19,894,645
                                                                                                                 -----------------
PAPER & ALLIED PRODUCTS - 0.32%
           6,095  BEMIS COMPANY INCORPORATED                                                                               169,807
          28,394  INTERNATIONAL PAPER COMPANY<<                                                                            954,322
          27,044  KIMBERLY-CLARK CORPORATION                                                                             1,613,175
          10,504  MEADWESTVACO CORPORATION                                                                                 294,427
           4,098  OFFICEMAX INCORPORATED                                                                                   103,925
           8,294  PACTIV CORPORATION<<+                                                                                    182,468
           6,496  TEMPLE-INLAND INCORPORATED                                                                               291,346

                                                                                                                         3,609,470
                                                                                                                 -----------------
PERSONAL SERVICES - 0.07%
           7,972  CINTAS CORPORATION                                                                                       328,287
          18,966  H & R BLOCK INCORPORATED                                                                                 465,615

                                                                                                                           793,902
                                                                                                                 -----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.26%
           4,631  AMERADA HESS CORPORATION<<                                                                               587,303
           4,154  ASHLAND INCORPORATED                                                                                     240,517
         129,958  CHEVRONTEXACO CORPORATION                                                                              7,377,716
          80,323  CONOCOPHILLIPS                                                                                         4,673,192
         360,204  EXXON MOBIL CORPORATION                                                                               20,232,659
          21,214  MARATHON OIL CORPORATION<<                                                                             1,293,418
           9,558  MURPHY OIL CORPORATION                                                                                   516,036
           7,880  SUNOCO INCORPORATED                                                                                      617,634
          35,697  VALERO ENERGY CORPORATION                                                                              1,841,965

                                                                                                                        37,380,440
                                                                                                                 -----------------
PRIMARY METAL INDUSTRIES - 0.24%
          50,375  ALCOA INCORPORATED                                                                                     1,489,589
           4,922  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      177,586
           6,941  ENGELHARD CORPORATION                                                                                    209,271
           9,008  NUCOR CORPORATION                                                                                        601,014
           6,563  UNITED STATES STEEL CORPORATION<<                                                                        315,483

                                                                                                                         2,792,943
                                                                                                                 -----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.59%
           3,415  DOW JONES & COMPANY INCORPORATED                                                                         121,198
           4,924  E.W. SCRIPPS COMPANY CLASS A                                                                             236,451
          13,886  GANNETT COMPANY INCORPORATED                                                                             841,075
           4,017  KNIGHT-RIDDER INCORPORATED<<                                                                             254,276
          21,702  MCGRAW-HILL COMPANIES INCORPORATED                                                                     1,120,474
           2,426  MEREDITH CORPORATION                                                                                     126,977
           8,398  NEW YORK TIMES COMPANY CLASS A<<                                                                         222,127
          12,579  RR DONNELLEY & SONS COMPANY                                                                              430,328
          15,156  TRIBUNE COMPANY                                                                                          458,621
          89,462  VIACOM INCORPORATED CLASS B+                                                                           2,916,461

                                                                                                                         6,727,988
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
RAILROAD TRANSPORTATION - 0.39%
          21,616  BURLINGTON NORTHERN SANTA FE CORPORATION                                                       $       1,530,845
          12,575  CSX CORPORATION                                                                                          638,433
          23,527  NORFOLK SOUTHERN CORPORATION                                                                           1,054,716
          15,336  UNION PACIFIC CORPORATION                                                                              1,234,701

                                                                                                                         4,458,695
                                                                                                                 -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.06%
           3,549  COOPER TIRE & RUBBER COMPANY<<                                                                            54,371
          10,211  GOODYEAR TIRE & RUBBER COMPANY<<+                                                                        177,467
           3,048  REEBOK INTERNATIONAL LIMITED<<                                                                           177,485
           4,711  SEALED AIR CORPORATION<<+                                                                                264,617

                                                                                                                           673,940
                                                                                                                 -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.46%
          14,240  AMERIPRISE FINANCIAL INCORPORATED                                                                        583,840
           6,559  BEAR STEARNS COMPANIES INCORPORATED<<                                                                    757,761
          59,715  CHARLES SCHWAB CORPORATION                                                                               876,019
          23,680  E*TRADE FINANCIAL CORPORATION<<+                                                                         493,965
           4,901  FEDERATED INVESTORS INCORPORATED CLASS B                                                                 181,533
           8,593  FRANKLIN RESOURCES INCORPORATED                                                                          807,828
          26,096  GOLDMAN SACHS GROUP INCORPORATED                                                                       3,332,720
          15,508  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                1,987,661
          53,196  MERRILL LYNCH & COMPANY INCORPORATED<<                                                                 3,602,965
          62,399  MORGAN STANLEY                                                                                         3,540,519
           7,565  T. ROWE PRICE GROUP INCORPORATED                                                                         544,907

                                                                                                                        16,709,718
                                                                                                                 -----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.15%
          88,219  CORNING INCORPORATED<<+                                                                                1,734,386
                                                                                                                 -----------------
TOBACCO PRODUCTS - 0.86%
         120,544  ALTRIA GROUP INCORPORATED                                                                              9,007,048
           4,949  REYNOLDS AMERICAN INCORPORATED<<                                                                         471,788
           9,468  UST INCORPORATED<<                                                                                       386,578

                                                                                                                         9,865,414
                                                                                                                 -----------------
TRANSPORTATION BY AIR - 0.22%
          17,542  FEDEX CORPORATION                                                                                      1,813,668
          40,382  SOUTHWEST AIRLINES COMPANY                                                                               663,476

                                                                                                                         2,477,144
                                                                                                                 -----------------
TRANSPORTATION EQUIPMENT - 1.60%
          46,731  BOEING COMPANY                                                                                         3,282,385
           5,584  BRUNSWICK CORPORATION                                                                                    227,045
           8,705  DANA CORPORATION                                                                                          62,502
         107,534  FORD MOTOR COMPANY<<                                                                                     830,162
          11,653  GENERAL DYNAMICS CORPORATION                                                                           1,329,025
          32,736  GENERAL MOTORS CORPORATION<<                                                                             635,733
          10,044  GENUINE PARTS COMPANY                                                                                    441,132
           7,115  GOODRICH CORPORATION                                                                                     292,427
          15,897  HARLEY-DAVIDSON INCORPORATED                                                                             818,537
          48,785  HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,817,241
           5,345  ITT INDUSTRIES INCORPORATED                                                                              549,573
          11,170  JOHNSON CONTROLS INCORPORATED                                                                            814,405
          20,698  LOCKHEED MARTIN CORPORATION                                                                            1,317,014
           3,571  NAVISTAR INTERNATIONAL CORPORATION+                                                                      102,202

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
TRANSPORTATION EQUIPMENT (continued)
          20,567  NORTHROP GRUMMAN CORPORATION                                                                   $       1,236,282
           9,799  PACCAR INCORPORATED                                                                                      678,385
           7,662  TEXTRON INCORPORATED<<                                                                                   589,821
          58,968  UNITED TECHNOLOGIES CORPORATION                                                                        3,296,901

                                                                                                                        18,320,772
                                                                                                                 -----------------
TRANSPORTATION SERVICES - 0.02%
           7,596  SABRE HOLDINGS CORPORATION                                                                               183,140
                                                                                                                 -----------------
WATER TRANSPORTATION - 0.12%
          25,079  CARNIVAL CORPORATION                                                                                   1,340,974
                                                                                                                 -----------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.59%
          12,070  AMERISOURCEBERGEN CORPORATION<<                                                                          499,698
           4,808  BROWN-FORMAN CORPORATION CLASS B                                                                         333,291
          24,789  CARDINAL HEALTH INCORPORATED                                                                           1,704,244
          17,810  MCKESSON CORPORATION                                                                                     918,818
          17,803  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     993,407
          11,004  NIKE INCORPORATED CLASS B                                                                                955,037
           7,883  SUPERVALU INCORPORATED<<                                                                                 256,040
          35,908  SYSCO CORPORATION                                                                                      1,114,943

                                                                                                                         6,775,478
                                                                                                                 -----------------
WHOLESALE TRADE-DURABLE GOODS - 0.05%
           8,004  PATTERSON COMPANIES INCORPORATED+                                                                        267,334
           4,400  W.W. GRAINGER INCORPORATED                                                                               312,840

                                                                                                                           580,174
                                                                                                                 -----------------

TOTAL COMMON STOCKS (COST $640,826,613)                                                                                652,270,118
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 42.65%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.61%

       8,391,922  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 8,391,922
      21,501,267  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       21,501,267

                                                                                                                        29,893,189
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE     MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 40.04%
$     40,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                  $40,019,111)                                                        4.30%          01/03/2006         40,000,000
       2,819,000  BETA FINANCE INCORPORATED+/-                                        4.30           06/02/2006          2,819,846
      22,100,000  BUCKINGHAM CDO LLC                                                  4.35           02/03/2006         22,017,788
      24,000,000  BUCKINGHAM II CDO LLC                                               4.30           01/09/2006         23,982,960
      20,000,000  CHARTA LLC                                                          4.29           02/13/2006         19,901,600
       5,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                       4.30           01/04/2007          5,000,000
      19,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                       4.30           01/06/2007         19,000,000
      24,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                    4.29           01/06/2006         23,991,600
      10,000,000  DEER VALLEY FUNDING LLC                                             4.33           01/13/2006          9,988,200
      15,000,000  DEER VALLEY FUNDING LLC                                             4.39           01/17/2006         14,975,100
      55,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $55,025,972)     4.25           01/03/2006         55,000,000
      25,000,000  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT
                  (MATURITY VALUE $25,012,056)                                        4.34           01/03/2006         25,000,000
      12,000,000  GOLDMAN SACHS GROUP INCORPORATED                                    4.35           06/30/2006         12,000,000
      17,000,000  ING USA ANNUITY & LIFE INSURANCE+/-                                 4.41           06/06/2006         17,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE     MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      3,758,000  K2 USA LLC+/-                                                       4.29%          07/24/2006     $    3,759,278
      16,000,000  KAUPTHING BANK HF+/-                                                4.43           01/19/2007         15,998,720
       9,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            4.30           03/16/2006          9,000,000
       9,395,000  LINKS FINANCE LLC+/-                                                4.35           03/15/2006          9,395,282
      10,000,000  LIQUID FUNDING LIMITED+/-                                           4.29           03/03/2006         10,000,000
      11,000,000  LIQUID FUNDING LIMITED+/-                                           4.34           08/14/2006         11,000,000
      20,000,000  MORGAN STANLEY+/-                                                   4.33           01/13/2006         20,000,000
       3,758,000  MORGAN STANLEY+/-                                                   4.40           08/13/2010          3,758,564
      24,000,000  NATEXIS BANQUE POPULAIRES                                           4.06           02/01/2006         24,000,000
      10,000,000  PREMIUM ASSET TRUST SERIES 2001-2+/-                                4.87           03/28/2006         10,008,100
      16,913,000  RACERS TRUST 2004+/-                                                4.37           05/22/2006         16,913,169
       9,395,000  TANGO FINANCE CORPORATION+/-                                        4.29           10/25/2006          9,397,724
       4,698,000  TRAVELLERS INSURANCE COMPANY+/-                                     4.44           02/10/2006          4,697,906
      12,000,000  WHITE PINE FINANCE LLC+/-                                           4.34           01/18/2006         12,000,000
       8,000,000  WHITE PINE FINANCE LLC SERIES MTN+/-                                4.23           06/12/2006          8,001,280

                                                                                                                       458,607,117
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $488,068,606)                                                          488,500,306
                                                                                                                    --------------

US TREASURY SECURITIES - 38.66%

US TREASURY BILLS - 1.71%
      19,875,000  US TREASURY BILL^#                                                  4.13           05/11/2006         19,587,488

US TREASURY BONDS - 36.95%
      23,671,000  US TREASURY BOND<<                                                  6.88           08/15/2025         30,483,798
      29,436,000  US TREASURY BOND<<                                                  6.00           02/15/2026         34,711,490
      18,144,000  US TREASURY BOND<<                                                  6.75           08/15/2026         23,235,660
      23,036,000  US TREASURY BOND<<                                                  6.50           11/15/2026         28,787,813
      20,265,000  US TREASURY BOND<<                                                  6.63           02/15/2027         25,709,638
      19,055,000  US TREASURY BOND<<                                                  6.38           08/15/2027         23,605,124
      47,084,000  US TREASURY BOND<<                                                  6.13           11/15/2027         56,817,157
      25,225,000  US TREASURY BOND<<                                                  5.50           08/15/2028         28,363,343
      23,540,000  US TREASURY BOND<<                                                  5.25           11/15/2028         25,675,149
      24,408,000  US TREASURY BOND<<                                                  5.25           02/15/2029         26,634,278
      23,977,000  US TREASURY BOND<<                                                  6.13           08/15/2029         29,206,048
      38,198,000  US TREASURY BOND<<                                                  6.25           05/15/2030         47,440,121
      37,835,000  US TREASURY BOND<<                                                  5.38           02/15/2031         42,499,337

                                                                                                                       423,168,956
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $398,397,538)                                                                       442,756,444
                                                                                                                    --------------

SHORT-TERM INVESTMENTS - 4.03%

SHARES

MUTUAL FUND - 4.03%
      46,098,456  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           46,098,456
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $46,098,456)                                                                         46,098,456
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,573,391,216)*                                   142.29%                                                    $1,629,625,328

OTHER ASSETS AND LIABILITIES, NET                        (42.29)                                                      (484,305,723)
                                                         ------                                                     --------------

TOTAL NET ASSETS                                         100.00%                                                    $1,145,319,605
                                                         ------                                                     --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $50,481,166.

+/-   VARIABLE RATE INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $4,975,228. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.32%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  $      7,377,545
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                          4,395,934
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                               7,372,172
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                                7,392,596
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                      22,109,879
        N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                   24,691,354
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                          3,382,466
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                        3,392,154
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                         3,387,064
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                         3,376,238
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                      2,215,859
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                       15,412,697
        N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                      172,751,264
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                             2,963,832
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                        2,983,551
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                         2,968,819
        N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                             112,125,232
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                          49,340,886

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $429,637,250)                                                  447,639,542
                                                                                                                  ----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.31%

US TREASURY BILLS - 0.31%
$        100,000  US TREASURY BILL^#                                                 3.66%        02/09/2006                99,624
       1,325,000  US TREASURY BILL^#                                                 4.16         05/11/2006             1,305,833

                                                                                                                         1,405,457
                                                                                                                  ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,405,167)                                                                           1,405,457
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $431,042,417)                                       99.63%                                                  $    449,044,999

OTHER ASSETS AND LIABILITIES, NET                          0.37                                                          1,657,401
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    450,702,400
                                                         ------                                                   ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 98.96%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  $    107,485,409
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                         63,898,932
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                             107,307,639
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              107,784,649
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                     322,245,615
        N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                   69,832,354
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                         48,935,386
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                       49,019,390
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                        49,017,874
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                        48,904,886
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                     32,266,146
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      222,321,666
        N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                      488,575,390
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                            42,682,778
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                       43,278,434
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        43,189,678
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         139,514,672

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,778,612,126)                                              1,986,260,898
                                                                                                                  ----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.96%

US TREASURY BILLS - 0.96%
$      3,915,000  US TREASURY BILL^#                                                 3.66%        02/09/2006             3,900,301
      15,480,000  US TREASURY BILL^#                                                 4.16         05/11/2006            15,256,066

                                                                                                                        19,156,367
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,152,958)                                                                         19,156,367
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,797,765,084)                                     99.92%                                                  $  2,005,417,265

OTHER ASSETS AND LIABILITIES, NET                          0.08                                                          1,699,966
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $  2,007,117,231
                                                         ------                                                   ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.23%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  $     18,859,634
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                         11,282,704
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                              18,868,166
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                               18,897,352
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                      56,552,343
        N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                   25,779,961
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                          8,580,841
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                        8,584,098
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                         8,587,267
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                         8,574,015
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                      5,653,499
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                       39,398,961
        N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                      180,367,619
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                             7,564,626
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                        7,561,128
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                         7,570,991
        N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                              85,758,547
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                          51,516,255

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $511,522,706)                                                  569,958,007
                                                                                                                  ----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.63%

US TREASURY BILLS - 0.63%
$      3,685,000  US TREASURY BILL^#                                                 4.13%        05/11/2006             3,631,693
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,630,888)                                                                           3,631,693
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $515,153,594)                                       99.86%                                                  $    573,589,700

OTHER ASSETS AND LIABILITIES, NET                          0.14                                                            818,230
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    574,407,930
                                                         ------                                                   ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
AGENCY NOTES - INTEREST BEARING - 0.33%
$        460,000  FHLB<<                                                               4.13%      10/19/2007     $         455,224

TOTAL AGENCY NOTES - INTEREST BEARING (COST $459,877)                                                                      455,224
                                                                                                                 -----------------

AGENCY SECURITIES - 5.32%

FEDERAL FARM CREDIT BANK - 0.68%
         974,000  FEDERAL FARM CREDIT BANK<<                                           4.13       07/17/2009               954,424
                                                                                                                 -----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.69%
           2,578  FHLMC #170151                                                       10.50       01/01/2016                 2,898
          11,471  FHLMC #254325                                                       10.25       03/01/2015                12,304
         202,699  FHLMC #G11487                                                        8.00       03/01/2016               215,592
         732,642  FHLMC #G18005                                                        5.00       08/01/2019               725,734

                                                                                                                           956,528
                                                                                                                 -----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.14%
         594,821  FNMA #695049                                                         5.50       03/01/2033               590,459
         926,307  FNMA #699932                                                         5.50       04/01/2033               919,514
         374,848  FNMA #725638                                                         5.00       12/01/2018               371,376
       1,042,035  FNMA #735613                                                         6.00       02/01/2035             1,054,317
         575,657  FNMA #821116                                                         6.00       05/01/2035               581,113
         857,459  FNMA #828434                                                         5.50       06/01/2020               862,929

                                                                                                                         4,379,708
                                                                                                                 -----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.81%
          59,219  GNMA #780434                                                         7.50       12/15/2007                59,795
       1,083,163  GNMA SERIES 2004-53 CLASS KE                                         5.00       08/20/2032             1,068,786

                                                                                                                         1,128,581
                                                                                                                 -----------------

TOTAL AGENCY SECURITIES (COST $7,471,096)                                                                                7,419,241
                                                                                                                 -----------------

ASSET-BACKED SECURITIES - 3.95%
       1,268,876  COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                  4.50       10/01/2018             1,249,534
         181,809  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-          4.61       05/15/2028               181,936
         437,899  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-          4.66       02/15/2034               439,138
         280,125  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-         4.67       12/15/2033               280,675
       1,360,000  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-         4.66       12/15/2035             1,360,000
       1,000,000  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-         4.61       12/01/2035             1,000,000
         584,936  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A2                  3.08       07/15/2007               583,049
         230,714  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                  4.86       12/25/2034               231,199
         181,840  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A2                         2.79       06/15/2007               181,437

TOTAL ASSET-BACKED SECURITIES (COST $5,526,242)                                                                          5,506,968
                                                                                                                 -----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.41%
          74,878  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1            7.10       08/13/2029                76,172
         468,858  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS
                  6A1                                                                  5.50       11/25/2020               469,151
         631,563  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-5 CLASS
                  3CB1                                                                 6.00       06/25/2035               635,990
         775,540  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-       5.26       12/25/2035               772,250
         293,395  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                  CLASS AA+/-                                                          4.71       12/25/2034               293,395
         783,104  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-30CB CLASS 3A1        5.00       02/25/2020               772,142
       1,495,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C1 CLASS A3                                              4.81       02/15/2038             1,469,071
         736,605  FANNIE MAE SERIES 2003-W8 CLASS 4A+/-                                4.84       11/25/2042               748,161
         588,362  FANNIEMAE WHOLE LOAN SERIES 2004-W15 CLASS 3A+/-                     4.88       06/25/2044               599,854
         303,819  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                  2A1+/-                                                               4.81       07/25/2043               314,957
         360,393  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                  2A1+/-                                                               4.89       10/25/2043               372,566
         401,330  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                           9.50       11/25/2031               427,602

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$          7,055  FNMA SERIES G92-61 CLASS FJ+/-                                       4.17%      10/25/2022     $           7,027
         547,227  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                             4.75       12/25/2042               541,919
       1,185,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C1
                  CLASS A5+/-                                                          4.77       06/10/2048             1,152,595
       1,155,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-LDP1 CLASS A4+/-                                         5.04       03/15/2046             1,142,033
         377,743  JP MORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                 4.92       04/25/2035               374,658
         356,008  JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                5.15       06/25/2035               354,128
         572,685  JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                 5.37       08/25/2035               571,253
         421,763  MSAT SERIES 2005-RR4A CLASS A1++                                     4.38       11/28/2035               414,504
         222,506  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-      4.50       05/25/2035               222,536

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $11,861,021)                                                            11,731,964
                                                                                                                 -----------------
SHARES

COMMON STOCKS - 57.31%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.95%
          32,800  HOME DEPOT INCORPORATED                                                                                1,327,744
                                                                                                                 -----------------

BUSINESS SERVICES - 2.41%
          14,200  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   651,638
         103,400  MICROSOFT CORPORATION                                                                                  2,703,910

                                                                                                                         3,355,548
                                                                                                                 -----------------

CHEMICALS & ALLIED PRODUCTS - 7.36%
          21,500  ABBOTT LABORATORIES                                                                                      847,745
          13,500  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    799,065
          10,300  AMGEN INCORPORATED+                                                                                      812,258
          15,000  COLGATE-PALMOLIVE COMPANY                                                                                822,750
          17,000  E.I. DU PONT DE NEMOURS & COMPANY                                                                        722,500
          19,000  ELI LILLY & COMPANY                                                                                    1,075,210
          53,200  PFIZER INCORPORATED                                                                                    1,240,624
          36,400  PROCTER & GAMBLE COMPANY                                                                               2,106,832
          17,900  ROHM & HAAS COMPANY                                                                                      866,718
          21,000  WYETH                                                                                                    967,470

                                                                                                                        10,261,172
                                                                                                                 -----------------

COMMUNICATIONS - 1.58%
           8,800  ALLTEL CORPORATION                                                                                       555,280
          32,500  AT&T INCORPORATED                                                                                        795,925
           8,200  SPRINT NEXTEL CORPORATION                                                                                191,552
          22,000  VERIZON COMMUNICATIONS INCORPORATED                                                                      662,640

                                                                                                                         2,205,397
                                                                                                                 -----------------

DEPOSITORY INSTITUTIONS - 6.94%
          51,800  BANK OF AMERICA CORPORATION                                                                            2,390,570
          49,900  CITIGROUP INCORPORATED                                                                                 2,421,647
          22,800  FIFTH THIRD BANCORP                                                                                      860,016
          54,666  JP MORGAN CHASE & COMPANY                                                                              2,169,693
          31,700  US BANCORP                                                                                               947,513
          16,900  WACHOVIA CORPORATION                                                                                     893,334

                                                                                                                         9,682,773
                                                                                                                 -----------------

EATING & DRINKING PLACES - 0.67%
          27,700  MCDONALD'S CORPORATION                                                                                   934,044
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    BALANCED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.92%
          12,000  DOMINION RESOURCES INCORPORATED                                                                $         926,400
          18,400  DUKE ENERGY CORPORATION                                                                                  505,080
          19,700  EXELON CORPORATION                                                                                     1,046,858
           4,200  FIRSTENERGY CORPORATION                                                                                  205,758

                                                                                                                         2,684,096
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.12%
          68,800  CISCO SYSTEMS INCORPORATED+                                                                            1,177,856
          14,000  EMERSON ELECTRIC COMPANY                                                                               1,045,800
          99,100  GENERAL ELECTRIC COMPANY                                                                               3,473,455
          58,200  INTEL CORPORATION                                                                                      1,452,672
          36,400  MOTOROLA INCORPORATED                                                                                    822,276
         104,000  NOKIA OYJ ADR                                                                                          1,903,200
          13,500  QUALCOMM INCORPORATED                                                                                    581,580
          26,900  TEXAS INSTRUMENTS INCORPORATED                                                                           862,683

                                                                                                                        11,319,522
                                                                                                                 -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.68%
          18,400  QUEST DIAGNOSTICS INCORPORATED                                                                           947,232
                                                                                                                 -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.19%
          21,300  FORTUNE BRANDS INCORPORATED                                                                            1,661,826
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS - 1.65%
          14,000  COCA-COLA COMPANY                                                                                        564,340
          29,500  PEPSICO INCORPORATED                                                                                   1,742,860

                                                                                                                         2,307,200
                                                                                                                 -----------------

GENERAL MERCHANDISE STORES - 1.86%
           6,612  FEDERATED DEPARTMENT STORES INCORPORATED                                                                 438,574
          24,200  TARGET CORPORATION                                                                                     1,330,274
          17,500  WAL-MART STORES INCORPORATED                                                                             819,000

                                                                                                                         2,587,848
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.72%
          10,700  3M COMPANY                                                                                               829,250
          12,700  DELL INCORPORATED+                                                                                       380,873
          40,700  HEWLETT-PACKARD COMPANY                                                                                1,165,241
          17,300  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,422,060

                                                                                                                         3,797,424
                                                                                                                 -----------------

INSURANCE CARRIERS - 4.24%
          16,100  ALLSTATE CORPORATION                                                                                     870,527
          23,300  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              1,589,759
          20,100  METLIFE INCORPORATED                                                                                     984,900
          37,300  ST. PAUL COMPANIES INCORPORATED                                                                        1,666,191
          12,800  UNITEDHEALTH GROUP INCORPORATED                                                                          795,392

                                                                                                                         5,906,769
                                                                                                                 -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.68%
          26,600  BAXTER INTERNATIONAL INCORPORATED                                                                      1,001,490
          23,200  MEDTRONIC INCORPORATED                                                                                 1,335,624

                                                                                                                         2,337,114
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    BALANCED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.11%
          25,700  JOHNSON & JOHNSON                                                                              $       1,544,570
                                                                                                                 -----------------

MOTION PICTURES - 1.31%
          61,500  TIME WARNER INCORPORATED                                                                               1,072,560
          31,500  WALT DISNEY COMPANY                                                                                      755,055

                                                                                                                         1,827,615
                                                                                                                 -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.68%
          12,600  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               946,890
                                                                                                                 -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.61%
          16,600  AMERICAN EXPRESS COMPANY                                                                                 854,236
                                                                                                                 -----------------

OIL & GAS EXTRACTION - 1.25%
           8,400  ANADARKO PETROLEUM CORPORATION                                                                           795,900
          15,400  HALLIBURTON COMPANY                                                                                      954,184

                                                                                                                         1,750,084
                                                                                                                 -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.41%
          17,900  CHEVRONTEXACO CORPORATION                                                                              1,016,183
          22,700  CONOCOPHILLIPS                                                                                         1,320,686
          43,100  EXXON MOBIL CORPORATION                                                                                2,420,927

                                                                                                                         4,757,796
                                                                                                                 -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.32%
           8,600  MCGRAW-HILL COMPANIES INCORPORATED                                                                       444,018
                                                                                                                 -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.25%
           3,320  AMERIPRISE FINANCIAL INCORPORATED                                                                        136,120
           6,000  GOLDMAN SACHS GROUP INCORPORATED                                                                         766,260
          14,700  MORGAN STANLEY                                                                                           834,078

                                                                                                                         1,736,458
                                                                                                                 -----------------

TOBACCO PRODUCTS - 0.70%
          13,100  ALTRIA GROUP INCORPORATED                                                                                978,832
                                                                                                                 -----------------

TRANSPORTATION EQUIPMENT - 2.05%
           4,000  GENERAL DYNAMICS CORPORATION                                                                             456,200
          35,100  HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,307,475
          19,500  UNITED TECHNOLOGIES CORPORATION                                                                        1,090,245

                                                                                                                         2,853,920
                                                                                                                 -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.65%
           5,500  NIKE INCORPORATED CLASS B                                                                                477,345
          14,000  SYSCO CORPORATION                                                                                        434,700

                                                                                                                           912,045
                                                                                                                 -----------------

TOTAL COMMON STOCKS (COST $72,101,708)                                                                                  79,922,173
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
CORPORATE BONDS & NOTES - 12.50%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
$        295,000  KB HOME                                                              5.75%      02/01/2014     $         278,147
                                                                                                                 -----------------

BUSINESS SERVICES - 0.22%
         300,000  NATIONAL RURAL UTILITIES SERIES MTNC                                 6.50       03/01/2007               305,270
                                                                                                                 -----------------

COMMUNICATIONS - 1.77%
         150,000  CITIZENS COMMUNICATIONS COMPANY                                      9.25       05/15/2011               165,375
         250,000  COMCAST CORPORATION                                                  5.85       01/15/2010               254,679
         220,000  COMCAST CORPORATION                                                  5.45       11/15/2010               221,317
         515,000  COX COMMUNICATIONS INCORPORATED                                      4.63       01/15/2010               498,547
          24,000  MOTOROLA INCORPORATED                                                7.63       11/15/2010                26,679
         365,000  NEXTEL COMMUNICATIONS SERIES F                                       5.95       03/15/2014               366,912
         135,000  QWEST CORPORATION++                                                  7.63       06/15/2015               144,450
         200,000  SBC COMMUNICATIONS                                                   5.10       09/15/2014               195,376
         300,000  VERIZON GLOBAL FUNDING CORPORATION                                   4.38       06/01/2013               284,122
         280,000  VODAFONE GROUP PLC                                                   7.75       02/15/2010               306,675

                                                                                                                         2,464,132
                                                                                                                 -----------------

DEPOSITORY INSTITUTIONS - 1.13%
         300,000  JP MORGAN CHASE & COMPANY                                            6.63       03/15/2012               323,282
         545,000  JP MORGAN CHASE & COMPANY                                            5.13       09/15/2014               539,502
         250,000  M&T BANK CORPORATION+/-++                                            3.85       04/01/2013               244,240
         450,000  PNC FUNDING CORPORATION                                              6.13       02/15/2009               464,429

                                                                                                                         1,571,453
                                                                                                                 -----------------

EATING & DRINKING PLACES - 0.21%
         255,000  YUM! BRANDS INCORPORATED                                             8.88       04/15/2011               291,955
                                                                                                                 -----------------

ELECTRIC, GAS & SANITARY SERVICES - 0.66%
         190,000  CAROLINA POWER & LIGHT COMPANY<<                                     6.50       07/15/2012               203,564
         150,000  FIRSTENERGY CORPORATION SERIES B                                     6.45       11/15/2011               159,000
         175,000  PUBLIC SERVICE COMPANY OF COLORADO                                   7.88       10/01/2012               203,725
         365,000  SOUTHWESTERN ELECTRIC POWER                                          4.90       07/01/2015               351,690

                                                                                                                           917,979
                                                                                                                 -----------------

FOOD & KINDRED PRODUCTS - 0.36%
         200,000  HJ HEINZ COMPANY+/-++                                                6.43       12/01/2008               205,454
         305,000  KRAFT FOODS INCORPORATED                                             5.25       10/01/2013               305,116

                                                                                                                           510,570
                                                                                                                 -----------------

FOOD STORES - 0.22%
         100,000  KROGER COMPANY                                                       6.75       04/15/2012               105,165
         200,000  SAFEWAY INCORPORATED                                                 4.80       07/16/2007               199,131

                                                                                                                           304,296
                                                                                                                 -----------------

HOLDING & OTHER INVESTMENT OFFICES - 2.25%
         235,000  AMERIPRISE FINANCIAL INCORPORATED                                    5.35       11/15/2010               236,610
         510,000  CITIGROUP GLOBAL MARKETS                                             5.88       03/15/2006               511,260
         908,638  CORE INVESTMENT GRADE TRUST                                          4.64       11/30/2007               899,079
         250,000  CREDIT SUISSE FIRST BOSTON USA INCORPORATED                          6.50       01/15/2012               267,445
         275,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.15       01/15/2014               273,189
         200,000  MERRILL LYNCH & COMPANY SERIES MTNB                                  4.00       11/15/2007               196,982
         500,000  MORGAN STANLEY<<                                                     5.80       04/01/2007               505,096

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
$        250,000  PRINCIPAL LIFE GLOBAL SERIES MTN++                                   3.63%      04/30/2008     $         242,919

                                                                                                                         3,132,580
                                                                                                                 -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.31%
       3,700,000  ALADDIN GAMING/CAPITAL CORPORATION SERIES B^^                       13.50       03/01/2010                 4,810
         220,000  HARRAH'S OPERATING COMPANY INCORPORATED                              5.50       07/01/2010               219,912
         220,000  HARRAHS OPERATING COMPANY INCORPORATED                               5.75       10/01/2017               214,125

                                                                                                                           438,847
                                                                                                                 -----------------

INSURANCE CARRIERS - 0.12%
         170,000  METLIFE INCORPORATED                                                 5.00       06/15/2015               166,737
                                                                                                                 -----------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.19%
         235,000  GOODRICH CORPORATION                                                 7.63       12/15/2012               266,547
                                                                                                                 -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.89%
         195,000  AMERICAN GENERAL FINANCE CORPORATION                                 4.88       05/15/2010               193,325
         210,000  CAPITAL ONE BANK                                                     6.50       06/13/2013               223,112
         250,000  FORD MOTOR CREDIT COMPANY<<                                          6.50       01/25/2007               241,868
         515,000  FORD MOTOR CREDIT COMPANY<<                                          5.70       01/15/2010               437,782
         530,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                    2.75       09/25/2006               522,484
         250,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     6.50       12/10/2007               257,555
         370,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.88       09/15/2011               337,420
         190,000  HSBC FINANCE CORPORATION<<                                           4.75       04/15/2010               187,186
         240,000  RESIDENTIAL CAPITAL CORPORATION                                      6.13       11/21/2008               240,584

                                                                                                                         2,641,316
                                                                                                                 -----------------

OIL & GAS EXTRACTION - 0.46%
         200,000  DEVON FINANCING CORPORATION ULC                                      6.88       09/30/2011               218,767
         255,000  HALLIBURTON COMPANY                                                  5.50       10/15/2010               260,447
         150,000  PEMEX PROJECT FUNDING MASTER TRUST                                   7.38       12/15/2014               166,650

                                                                                                                           645,864
                                                                                                                 -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.14%
         175,000  VALERO ENERGY CORPORATION<<                                          6.88       04/15/2012               190,686
                                                                                                                 -----------------

PIPELINES, EXCEPT NATURAL GAS - 0.19%
         100,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                    7.88       04/01/2013               114,359
         150,000  PLAINS ALL AMERICAN PIPELINE LIMITED PARTNERSHIP                     5.63       12/15/2013               151,874

                                                                                                                           266,233
                                                                                                                 -----------------

RAILROAD TRANSPORTATION - 0.60%
         285,000  BURLINGTON NORTHERN SANTA FE CORPORATION                             4.88       01/15/2015               279,393
         250,000  NORFOLK SOUTHERN CORPORATION                                         6.00       04/30/2008               254,733
         305,000  UNION PACIFIC CORPORATION                                            5.75       10/15/2007               309,213

                                                                                                                           843,339
                                                                                                                 -----------------

REAL ESTATE - 0.56%
         350,000  EOP OPERATING LIMITED PARTNERSHIP                                    6.75       02/15/2012               371,432
         400,000  HIGHWOODS REALTY LIMITED PARTNERSHIP                                 7.00       12/01/2006               404,842

                                                                                                                           776,274
                                                                                                                 -----------------

REITS - 0.37%
         285,000  ARCHSTONE-SMITH OPERATIONS TRUST                                     5.25       12/01/2010               285,110

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
REITS (continued)
$        230,000  ISTAR FINANCIAL INCORPORATED                                         5.80%      03/15/2011     $         231,490

                                                                                                                           516,600
                                                                                                                 -----------------

TRANSPORTATION EQUIPMENT - 0.37%
         100,000  DAIMLERCHRYSLER NORTH AMERICA HOLDING<<                              4.05       06/04/2008                97,350
         200,000  DAIMLERCHRYSLER NORTH AMERICA HOLDING                                7.75       01/18/2011               218,825
         200,000  TEXAS EASTERN TRANSMISSION LIMITED PARTNERSHIP                       5.25       07/15/2007               200,410

                                                                                                                           516,585
                                                                                                                 -----------------

TRANSPORTATION SERVICES - 0.28%
         245,000  FEDEX CORPORATION                                                    2.65       04/01/2007               238,316
         150,000  TRAVELERS PROPERTY CASUALTY CORPORATION                              5.00       03/15/2013               147,535

                                                                                                                           385,851
                                                                                                                 -----------------

TOTAL CORPORATE BONDS & NOTES (COST $18,529,420)                                                                        17,431,261
                                                                                                                 -----------------

FOREIGN CORPORATE BONDS@ - 1.49%
         250,000  AMERICA MOVIL SA DE CV                                               5.50       03/01/2014               246,900
         160,000  BSKYB FINANCE UK PLC++                                               5.63       10/15/2015               159,260
         285,000  ENCANA CORPORATION                                                   4.60       08/15/2009               281,937
         350,000  FRANCE TELECOM                                                       8.00       03/01/2011               390,929
         265,000  GRUPO TELEVISA SA                                                    6.63       03/18/2025               270,031
         200,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                            6.25       01/24/2014               209,302
         310,000  KFW                                                                  3.50       03/14/2008               302,552
         200,000  NORMANDY FINANCE LIMITED++                                           7.63       07/15/2008               211,680

TOTAL FOREIGN CORPORATE BONDS (COST $2,045,351)                                                                          2,072,591
                                                                                                                 -----------------

FOREIGN GOVERNMENT BONDS@ - 0.89%
         500,000  EUROPEAN INVESTMENT BANK                                             4.63       03/01/2007               499,854
         300,000  REPUBLIC OF ITALY                                                    3.63       09/14/2007               294,856
         280,000  TELECOM ITALIA CAPITAL                                               4.95       09/30/2014               267,425
         160,000  UNITED MEXICAN STATES                                                7.50       01/14/2012               178,400

TOTAL FOREIGN GOVERNMENT BONDS (COST $1,263,368)                                                                         1,240,535
                                                                                                                 -----------------

US TREASURY SECURITIES - 7.12%

US TREASURY BILLS - 0.01%
          10,000  US TREASURY BILL^                                                    3.85       02/23/2006                 9,949
                                                                                                                 -----------------

US TREASURY BONDS - 3.20%
       1,985,000  US TREASURY BOND<<                                                  10.38       11/15/2012             2,193,735
       1,540,000  US TREASURY BOND<<                                                   8.50       02/15/2020             2,160,330
          95,000  US TREASURY BOND<<                                                   5.38       02/15/2031               106,712

                                                                                                                         4,460,777
                                                                                                                 -----------------

US TREASURY NOTES - 3.91%
         890,000  US TREASURY NOTE<<                                                   3.88       07/31/2007               882,769
       2,433,000  US TREASURY NOTE<<                                                   3.63       06/15/2010             2,361,246
         190,000  US TREASURY NOTE<<                                                   4.25       10/15/2010               189,006
       1,971,000  US TREASURY NOTE<<                                                   4.13       05/15/2015             1,927,807
         100,000  US TREASURY NOTE<<                                                   4.25       08/15/2015                98,707

                                                                                                                         5,459,535
                                                                                                                 -----------------

TOTAL US TREASURY SECURITIES (COST $10,123,760)                                                                          9,930,261
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    BALANCED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COLLATERAL FOR SECURITIES LENDING - 9.09%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.63%
         460,054  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                         $         460,054
         419,512  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          419,512

                                                                                                                           879,566
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 8.46%
$     11,800,000  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE
                  $11,805,572)                                                         4.25%      01/03/2006            11,800,000
                                                                                                                 -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,679,566)                                                              12,679,566
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS - 2.86%

SHARES

MUTUAL FUND - 2.86%
       3,993,597  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            3,993,597
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,993,597)                                                                           3,993,597
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $146,055,006)*                                     109.27%                                                 $     152,383,381

OTHER ASSETS AND LIABILITIES, NET                         (9.27)                                                       (12,933,813)
                                                        -------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                 $     139,449,568
                                                        -------                                                  -----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+    NON-INCOME EARNING SECURITIES.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,993,597.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.99%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  $    527,260,241

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $521,289,658)                                                  527,260,241
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $521,289,658)*                                      99.99%                                                  $    527,260,241

OTHER ASSETS AND LIABILITIES, NET                          0.01                                                             37,744
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    527,297,985
                                                         ------                                                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.99%

        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  $    114,141,083
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                         67,990,227
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                             114,137,710
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              114,436,711
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                     342,228,579
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                         51,663,775
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                       51,708,755
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                        51,800,683
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                        51,755,542
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                     34,260,591
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      237,159,217
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                            45,413,906
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                       45,916,839
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        45,879,905

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,034,707,385)                                              1,368,493,523
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,034,707,385)*                                    99.99%                                                  $  1,368,493,523

OTHER ASSETS AND LIABILITIES, NET                          0.01                                                             83,232
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $  1,368,576,755
                                                         ------                                                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.76%

        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                      $    196,455,299
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                      197,896,375
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       197,590,910

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $500,764,928)                                                  591,942,584
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $500,764,928)*                                      99.76%                                                  $    591,942,584

OTHER ASSETS AND LIABILITIES, NET                          0.24                                                          1,430,326
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    593,372,910
                                                         ------                                                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.12%
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                        $    808,848,149

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $927,539,453)                                                  808,848,149
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $927,539,453)*                                     100.12%                                                  $    808,848,149

OTHER ASSETS AND LIABILITIES, NET                         (0.12)                                                        (1,003,075)
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    807,845,074
                                                         ------                                                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.75%
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                         $     71,549,738

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $67,736,322)                                                    71,549,738
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $67,736,322)*                                       99.75%                                                  $     71,549,738

OTHER ASSETS AND LIABILITIES, NET                          0.25                                                            179,952
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $     71,729,690
                                                         ------                                                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 98.90%
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                   $     28,134,101
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                         42,797,399
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                       43,617,744
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                        43,426,495
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                        42,924,705
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      169,201,470
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                            65,810,679
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                       67,318,856
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        66,570,451

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $391,123,296)                                                  569,801,900
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $391,123,296)*                                      98.90%                                                  $    569,801,900

OTHER ASSETS AND LIABILITIES, NET                          1.10                                                          6,343,690
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    576,145,590
                                                         ------                                                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.83%
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                  $      1,309,119

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,224,681)                                                      1,309,119
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,224,681)*                                        99.83%                                                  $      1,309,119

OTHER ASSETS AND LIABILITIES, NET                          0.17                                                              2,198
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $      1,311,317
                                                         ------                                                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR\ FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.73%
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                               $     56,264,417

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $50,067,271)                                                    56,264,417
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $50,067,271)*                                       99.73%                                                  $     56,264,417

OTHER ASSETS AND LIABILITIES, NET                          0.27                                                            149,977
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $     56,414,394
                                                         ------                                                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.96%
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                 $  2,706,794,658

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,282,215,582)                                              2,706,794,658
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,282,215,582)*                                    99.96%                                                  $  2,706,794,658

OTHER ASSETS AND LIABILITIES, NET                          0.04                                                            949,382
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $  2,707,744,040
                                                         ------                                                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                 $    547,624,056

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $514,938,849)                                                  547,624,056
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $514,938,849)*                                     100.01%                                                  $    547,624,056

OTHER ASSETS AND LIABILITIES, NET                         (0.01)                                                           (62,840)
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    547,561,216
                                                         ------                                                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO  ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  $    281,717,306

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $260,319,226)                                                  281,717,306
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $260,319,226)*                                     100.01%                                                  $    281,717,306

OTHER ASSETS AND LIABILITIES, NET                         (0.01)                                                           (39,121)
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    281,678,185
                                                         ------                                                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.88%

        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                $  1,411,519,126

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $965,890,845)                                                1,411,519,126
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES

(COST $965,890,845)                                       99.88%                                                  $  1,411,519,126

OTHER ASSETS AND LIABILITIES, NET                          0.12                                                          1,637,104
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $  1,413,156,230
                                                         ------                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


1



ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage Institutional Emerging Markets Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  February 21, 2006

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage Institutional Emerging Markets Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  February 21, 2006

/s/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      Wells Fargo Funds Trust

                                      By: /s/ Karla . Rabusch

                                          Karla M. Rabusch
                                          President

                                      By: /s/ A. Erdem Cimen

                                          A. Erdem Cimen
                                          Treasurer

Date:  February 21, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      Wells Fargo Funds Trust

                                      By: /s/ Karla M. Rabusch

                                          Karla M. Rabusch
                                          President

                                      By: /s/ A. Erdem Cimen

                                          A. Erdem Cimen
                                          Treasurer

Date: February 21, 2006